DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	BioDrain Medical, Inc.
Entity Central Index Key	0001446159
Entity Filer Category	Smaller Reporting Company

CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 35,283	$ 122,985	$ 9,383
Accounts Receivable	32,062	50,294	0
Inventories	96,792	97,605	0
Prepaid Expense and other assets	66,267	30,148	8,126
Total Current Assets	230,404	301,032	17,509
Fixed Assets, net	4,143	4,600	6,831
Intangibles, net	140,588	140,588	141,532
Total Assets	375,135	446,220	165,872
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current portion of long-term debt (See Note 8)			10,267
Current portion of convertible debt, net of discounts of $0 and $28,741 (See Notes 6 and 9)	1,206,082	1,055,559	56,000
Accounts payable	663,481	731,135	768,720
Accrued expenses	577,926	566,574	498,707
Total Current Liabilities	2,447,489	2,353,268	1,333,694
Long-term debt and convertible debt, net of discounts of $0 and $16,446 (See Note 6)	89,300	630,153	1,006,789
Liability for equity-linked financial instruments (See Note 8)	106,466	166,063	14,946
Stockholders' Deficit:
Common stock value	673,160	320,740	140,023
Additional paid-in capital	11,776,818	8,844,952	5,052,497
Deficit accumulated during development stage	(14,718,098)	(11,868,956)	(7,382,077)
Total Stockholders' Deficit	(2,268,120)	(2,703,264)	(2,189,557)
Total Liabilities and Stockholders' Deficit	$ 375,135	$ 446,220	$ 165,872

CONDENSED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated discounts on current portion of convertible debt (in dollars)	$ 0	$ 28,741	$ 0
Accumulated discounts on long-term debt and convertible debt (in dollars)	$ 0	$ 16,446	$ 109,310
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares outstanding	67,316,008	32,074,000	14,002,290

CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Revenue	$ 24,960	$ 2,374	$ 47,595	$ 2,374	$ 96,637	$ 288	$ 112,662	$ 160,257
Cost of goods sold	1,710	1,820	15,516	1,820	56,080	140	63,220	78,736
Gross Margin	23,250	554	32,079	554	40,557	148	49,442	81,521
General and administrative expense	1,950,974	272,870	2,516,696	585,824	3,561,566	1,874,465	9,464,458	11,981,153
Operations expense	148,563	175,530	218,300	267,121	351,662	276,998	1,529,534	1,747,834
Sales and marketing expense	29,164	68,534	61,064	88,258	232,716	199,593	888,485	949,549
Interest expense	89,271	57,913	144,758	115,085	230,374	147,093	667,107	811,866
Loss (gain) on valuation of equity-linked financial instruments	(58,947)	(186,187)	(59,597)	(190,915)	151,118	(1,145,292)	(631,186)	(690,783)
Total expense	2,159,025	388,660	2,881,221	865,373	4,527,436	1,352,857	11,918,398	14,799,619
Net income (loss) available to common shareholders	$ (2,135,775)	$ (388,106)	$ (2,849,142)	$ (864,819)	$ (4,486,879)	$ (1,352,709)	$ (11,868,956)	$ (14,718,098)
Loss per common share - basic and diluted (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.18)	$ (0.11)	$ (2.04)	$ (1.86)
Weighted average shares used in computation - basic and diluted (in shares)	54,656,895	22,669,526	44,619,113	19,630,580	24,282,433	12,771,683	5,820,397	7,920,827

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2001		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2001		0
Issuance of common stock 9/1/02, $.0167 (1)	[1]	5,985	4,015	0	10,000
Issuance of common stock 9/1/02, $.0167 (1) (in shares)	[1]	598,549
Issuance of common 10/23/02, $1.67/share		30	4,970		5,000
Issuance of common 10/23/02, $1.67/share (in shares)		2,993
Net loss				(51,057)	(51,057)
Balance at Dec. 31, 2002		6,015	8,985	(51,057)	(36,057)
Balance (in shares) at Dec. 31, 2002		601,542
Issuance of common stock	[2]	239	161		400
Issuance of common stock (in shares)	[2]	23,942
Issuance of common 6/11 and 12,$1.67 (3)	[3]	216	34,784		35,000
Issuance of common 6/11 and 12,$1.67 (3) (in shares)	[3]	21,548
Net loss				(90,461)	(90,461)
Balance at Dec. 31, 2003		6,470	43,930	(141,518)	(91,118)
Balance (in shares) at Dec. 31, 2003		647,032
Issuance of common 5/25/04, $.0167 (4)	[4]	66	44		110
Issuance of common 5/25/04, $.0167 (4) (in shares)	[4]	6,567
Net loss				(90,353)	(90,353)
Balance at Dec. 31, 2004		6,536	43,974	(231,871)	(181,361)
Balance (in shares) at Dec. 31, 2004		653,599
Issuance of common stock	[5]	150	100		250
Issuance of common stock (in shares)	[5]	14,964
Vested stock options and warrants			2,793		2,793
Net loss				(123,852)	(123,852)
Balance at Dec. 31, 2005		6,686	46,867	(355,723)	(302,170)
Balance (in shares) at Dec. 31, 2005		668,563
Issuance of common 5/16 and 8/8, $.0167 (6)	[6]	869	582		1,451
Issuance of common 5/16 and 8/8, $.0167 (6) (in shares)	[6]	86,869
Issuance of common 10/19 and 23, $.0167 (7)	[7]	389	261		650
Issuance of common 10/19 and 23, $.0167 (7) (in shares)	[7]	38,906
Issuance of common 12/01, $1.67 (8)	[8]	287	44,523		44,810
Issuance of common 12/01, $1.67 (8) (in shares)	[8]	28,739
Vested stock options and warrants			13,644		13,644
Net loss				(273,026)	(273,026)
Balance at Dec. 31, 2006		8,231	105,877	(628,749)	(514,641)
Balance (in shares) at Dec. 31, 2006		823,077
Vested stock options and warrants			73,907		73,907
Capital contributions resulting from waivers of debt			346,714		346,714
Value of equity instruments issued with debt			132,938		132,938
Shares issued upon conversion of shareholder note, $.35	[9]	6	994		1,000
Shares issued upon conversion of shareholder note, $.35 (in shares)	[9]	599
Net loss				(752,415)	(752,415)
Balance at Dec. 31, 2007		8,237	660,430	(1,381,164)	(712,497)
Balance (in shares) at Dec. 31, 2007		823,676
Issuance of common 10/23/02, $1.67/share	[10]	45,528	1,547,974		1,593,502
Issuance of common 10/23/02, $1.67/share (in shares)	[10]	4,552,862
Shares issued to finders, agents		20,127	(20,127)		0
Shares issued to finders, agents (in shares)		2,012,690
Shares issued to pay direct legal fees		2,857	(2,857)
Shares issued to pay direct legal fees (in shares)		285,714
Issuance of common due to antidilution provisions		2,059	(2,059)		0
Issuance of common due to antidilution provisions (in shares)		205,899
Shares issued to pay investor relations services 6/23/08, $.35		2,500	85,000		87,500
Shares issued to pay investor relations services 6/23/08, $.35 (in shares)		250,000
Vested stock options and warrants			354,994		354,994
Capital contributions resulting from waivers of debt			129,684		129,684
Net loss				(1,762,628)	(1,762,628)
Balance at Dec. 31, 2008		81,308	2,753,039	(3,143,792)	(309,445)
Balance (in shares) at Dec. 31, 2008		8,130,841
Issuance of common 10/23/02, $1.67/share		1,250	(1,250)		0
Issuance of common 10/23/02, $1.67/share (in shares)		125,000
Shares issued to finders, agents		1,000	49,000		50,000
Shares issued to finders, agents (in shares)		100,000
Cumulative effect of adoption of EITF 07-5			(486,564)	6,654	(479,910)
Vested stock options and warrants			111,835		111,835
Shares issued under PMM in April 2009, $.50		7,000	343,000		350,000
Shares issued under PMM in April 2009, $.50 (in shares)		700,000
Shares issued under PPM in May 2009, $.50		2,200	107,800		110,000
Shares issued under PPM in May 2009, $.50 (in shares)		220,000
Shares issued under PPM in June 2009, $.50		500	24,500		25,000
Shares issued under PPM in June 2009, $.50 (in shares)		50,000
Shares issued under PPM in August 2009, $.50		800	39,200		40,000
Shares issued under PPM in August 2009, $.50 (in shares)		80,000
Shares issued under PPM in September 2009, $.50		1,500	73,500		75,000
Shares issued under PPM in September 2009, $.50 (in shares)		150,000
Shares issued to directors, management and consultant in August 2009, $.50		7,978	390,927		398,905
Shares issued to directors, management and consultant in August 2009, $.50 (in shares)		797,810
Capital contributions resulting from waivers of debt			84,600		84,600
Value of equity-linked financial instruments issued in connection with PPMs			(222,296)		(222,296)
Shares issued to consultant for fund raising		300	(300)		0
Shares issued to consultant for fund raising (in shares)		30,000
Shares issued under PPM in November 2009, $.50		500	24,500		25,000
Shares issued under PPM in November 2009, $.50 (in shares)		50,000
Shares issued upon conversion of debt and interest, $.27		9,354	247,100		256,454
Shares issued upon conversion of debt and interest, $.27 (in shares)		935,446
Value of equity instruments issued with debt			30,150		30,150
Shares issued upon conversion of shareholder note, $.35		140	4,766		4,906
Shares issued upon conversion of shareholder note, $.35 (in shares)		14,024
Net loss				(2,892,230)	(2,892,230)
Balance at Dec. 31, 2009		113,830	3,573,507	(6,029,368)	(2,342,030)
Balance (in shares) at Dec. 31, 2009		11,383,121
Issuance of common 10/23/02, $1.67/share (in shares)					4,552,862
Vested stock options and warrants			11,382		11,382
Shares issued in March 2010 under PPM, $.50		1,746	85,529		87,275
Shares issued in March 2010 under PPM, $.50 (in shares)		174,550
Shares issued to consultants for IR and consulting, $.50		3,741	183,304		187,045
Shares issued to consultants for IR and consulting, $.50 (in shares)		374,090
Value of equity instruments issued for consulting services			354,602		354,602
Value of equity-linked financial instruments issued in connection with PPM in first quarter			(25,553)		(25,553)
Shares issued in April 2010 under PPM, $.50		1,800	88,200		90,000
Shares issued in April 2010 under PPM, $.50 (in shares)		180,000
Shares issued in May 2010 to consultant, $.50		129	6,296		6,425
Shares issued in May 2010 to consultant, $.50 (in shares)		12,850
Shares issued in May 2010 to 2008 investors as a penalty for late registration of 4,552,862 shares, $.50		7,102	348,022		355,124
Shares issued in May 2010 to 2008 investors as a penalty for late registration of 4,552,862 shares, $.50 (in shares)		710,248
Value of equity instruments issued with debt			119,474		119,474
Value of equity-linked financial instruments issued in connection with PPM in second quarter			(31,332)		(31,332)
Value of equity-linked financial instruments issued in connection with PPM in third quarter			(31,506)		(31,506)
Shares issued in September 2010 under PPM, $.10		2,500	22,500		25,000
Shares issued in September 2010 under PPM, $.10 (in shares)		250,000
Shares issued to consultants in third quarter at $.22 per share		4,889	102,660		107,549
Shares issued to consultants in third quarter at $.22 per share (in shares)		488,860
Shares issued, November 2010, upon exercise of warrants at $.135 per share		1,286	16,071		17,357
Shares issued, November 2010, upon exercise of warrants at $.135 per share (in shares)		128,571
Shares issued to directors as compensation at $.15 per share		3,000	42,000		45,000
Shares issued to directors as compensation at $.15 per share (in shares)		300,000
Vested stock options in fourth quarter			161,107		161,107
Equity instruments issued to consultants in fourth quarter			26,234		26,234
Net loss				(1,352,709)	(1,352,709)
Balance at Dec. 31, 2010		140,023	5,052,497	(7,382,077)	(2,189,557)
Balance (in shares) at Dec. 31, 2010		14,002,290
Value of equity instruments issued with debt			47,908		47,908
Equity instruments issued to consultants in first quarter			91,504		91,504
Shares issued in first quarter at $.075 per share under PPM		53,334	346,666		400,000
Shares issued in first quarter at $.075 per share under PPM (in shares)		5,333,334
Shares issued in first quarter at $.085 per share under PPM		12,941	97,059		110,000
Shares issued in first quarter at $.085 per share under PPM (in shares)		1,294,117
Shares issued in first quarter at $.09 per share under PPM		2,000	16,000		18,000
Shares issued in first quarter at $.09 per share under PPM (in shares)		200,000
Shares issued in first quarter at $.10 per share under PPM		1,500	13,500		15,000
Shares issued in first quarter at $.10 per share under PPM (in shares)		150,000
Stock issued upon conversion of debt in first quarter		4,160	15,840		20,000
Stock issued upon conversion of debt in first quarter (in shares)		416,010
Stock issued to pay interest on debt in second quarter		1,580	20,920		22,500
Stock issued to pay interest on debt in second quarter (in shares)		158,036
Shares issued in second quarter at $.085 per share under PPM		5,882	44,118		50,000
Shares issued in second quarter at $.085 per share under PPM (in shares)		588,236
Shares issued in second quarter at $.07 per share under PPM		5,000	30,000		35,000
Shares issued in second quarter at $.07 per share under PPM (in shares)		500,000
Stock issued upon conversion of debt and interest		9,410	22,590		32,000
Stock issued upon conversion of debt and interest (in shares)		941,034
Vested stock options and warrants in second quarter			82,463		82,463
Equity instruments issued to consultants in second quarter			12,256		12,256
Vested stock options and warrants in third quarter			1,357,494		1,357,494
Equity instruments issued to consultants in third quarter			147,116		147,116
Shares issued in third quarter at $.06 per share under PPM		35,000	175,000		210,000
Shares issued in third quarter at $.06 per share under PPM (in shares)		3,500,000
Shares issued in third quarter at $.07 per share under PPM		5,715	34,285		40,000
Shares issued in third quarter at $.07 per share under PPM (in shares)		571,429
Shares issued in third quarter at $.20 per share under PPM		5,625	106,875		112,500
Shares issued in third quarter at $.20 per share under PPM (in shares)		562,500
Shares issued upon exercise of a management stock option		1,000			1,000
Shares issued upon exercise of a management stock option (in shares)		100,000
Restricted stock issued to consultants in third quarter		8,228	46,772		55,000
Restricted stock issued to consultants in third quarter (in shares)		822,842
Shares issued in fourth quarter at $.35 per share IR compensation		5,750	195,500		201,250
Shares issued in fourth quarter at $.35 per share IR compensation (in shares)		575,000
Shares issued in fourth quarter at $.20 per share under PPM		8,125	154,375		162,500
Shares issued in fourth quarter at $.20 per share under PPM (in shares)		812,500
Equity instruments upon conversion of Accounts Payable in first quarter			20,000		20,000
Vested stock options and warrants in fourth quarter			229,132		229,132
Shares issued to private investor in fourth quarter at $.15 per share		15,467	216,533		232,000
Shares issued to private investor in fourth quarter at $.15 per share (in shares)		1,546,667
Vested stock options and warrants in first quarter			268,549		268,549
Shares issued upon exercise of options at $.01 per share		1,000			1,000
Shares issued upon exercise of options at $.01 per share (in shares)		100,000
Net loss				(4,486,879)	(4,486,879)
Balance at Dec. 31, 2011		320,740	8,844,952	(11,868,956)	(2,703,264)
Balance (in shares) at Dec. 31, 2011		32,074,000
Shares issued to directors as compensation at $.15 per share		2,778	22,222		25,000
Shares issued to directors as compensation at $.15 per share (in shares)		277,778
Shares issued in second quarter at $.07 per share under PPM		25,713	154,277		179,990
Shares issued in second quarter at $.07 per share under PPM (in shares)		2,571,285
Vested stock options and warrants in second quarter			9,478		9,478
Shares issued upon exercise of a management stock option		4,130			4,130
Shares issued upon exercise of a management stock option (in shares)		412,963
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.1342 per share		596	7,404		8,000
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.1342 per share (in shares)		59,613
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.13 per share		1,077	12,923		14,000
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.13 per share (in shares)		107,692
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.088 per share		1,705	13,295		15,000
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.088 per share (in shares)		170,455
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0466 per share		3,433	12,567		16,000
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0466 per share (in shares)		343,348
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.0446 per share		2,690	9,310		12,000
Shares issued in first quarter to institutional investor upon conversion of Note Payable at $.0446 per share (in shares)		269,058
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0466 per share		2,687	7,313		10,000
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0466 per share (in shares)		268,670
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0397 per share		4,282	4,218		8,500
Shares issued in first quarter to institutional investor upon conversion of Note payable at $.0397 per share (in shares)		428,212
Shares issued to a private investor in the first quarter at $.065 per share		46,154	253,846		300,000
Shares issued to a private investor in the first quarter at $.065 per share (in shares)		4,615,385
Shares issued for consulting to the now Interim CEO in the first quarter at $.065 per share		3,000	16,500		19,500
Shares issued for consulting to the now Interim CEO in the first quarter at $.065 per share (in shares)		300,000
Vested stock options and warrants in first quarter				60,463	60,463
Shares issued in second quarter to institutional investor upon conversion of Note payable		3,497	6,503		10,000
Shares issued in second quarter to institutional investor upon conversion of Note payable (in shares)		349,650
Shares issued to a private investor in the second quarter at $.15 per share		2,633	36,867		39,500
Shares issued to a private investor in the second quarter at $.15 per share (in shares)		263,333
Shares issued upon exercise of options at $.01 per share		4,130			4,130
Shares issued upon exercise of options at $.01 per share (in shares)		412,963
Shares issued to a private investor in the second quarter at $.065 per share		46,154	253,846		300,000
Shares issued to a private investor in the second quarter at $.065 per share (in shares)		4,615,385
Stock issued upon conversion of debt at $.15 per share		32,926	460,958		493,884
Stock issued upon conversion of debt at $.15 per share (in shares)		3,292,557
Stock issued upon conversion of debt at $.065 per share		28,508	156,791		185,299
Stock issued upon conversion of debt at $.065 per share (in shares)		2,850,754
Shares issued to a private investor in the second quarter per a convertible note default at $.15 per share		75,000	1,050,000		1,125,000
Shares issued to a private investor in the second quarter per a convertible note default at $.15 per share (in shares)		7,500,000
Shares issued to private investor upon conversion of Note payable at $.18 per share		3,169	53,873		57,042
Shares issued to private investor upon conversion of Note payable at $.18 per share (in shares)		316,898
Shares issued to private investor upon conversion of Note payable at $.052 per share		11,471	48,063		59,534
Shares issued to private investor upon conversion of Note payable at $.052 per share (in shares)		1,147,078
Shares issued to private investor upon conversion of Note payable at $.10 per share		5,658	50,926		56,584
Shares issued to private investor upon conversion of Note payable at $.10 per share (in shares)		565,834
Shares issued in second quarter to institutional investor upon conversion of Note payable at $.031 per share		3,871	8,129		12,000
Shares issued in second quarter to institutional investor upon conversion of Note payable at $.031 per share (in shares)		387,097
Stock issued upon conversion of debt at $.15 per share		3,973	55,617		59,590
Stock issued upon conversion of debt at $.15 per share (in shares)		397,267
Shares issued to institutional investor upon conversion of Note payable at $.0353 per share		5,099	12,901		18,000
Shares issued to institutional investor upon conversion of Note payable at $.0353 per share (in shares)		509,915
Shares issued to private investor upon conversion of Note payable at $.032 per share		15,723	34,277		50,000
Shares issued to private investor upon conversion of Note payable at $.032 per share (in shares)		1,572,327
Shares issued to an institutional investor upon conversion of Note payable at $.0297 per share		7,407	14,593		22,000
Shares issued to an institutional investor upon conversion of Note payable at $.0297 per share (in shares)		740,741
Shares issued in second quarter at $.15 per share IR compensation		6,250	87,500		93,750
Shares issued in second quarter at $.15 per share IR compensation (in shares)		625,000
Shares issued to a private investor upon conversion of Note payable at $.032 per share		2,837	6,185		9,022
Shares issued to a private investor upon conversion of Note payable at $.032 per share (in shares)		283,718
Interest from first quarter for institutional investor upon Note payable conversion			11,021		11,021
Net loss				(2,849,142)	(2,849,142)
Balance at Jun. 30, 2012		$ 673,160	$ 11,776,818	$ (14,718,098)	$ (2,268,120)
Balance (in shares) at Jun. 30, 2012		67,316,013

[1]	(1) Founders shares, 1,000,000 pre-split
[2]	(2) 23,492 (40,000 pre-split) shares valued at $.0167 per share as compensation for loan guarantees by management
[3]	(3) Investment including 670 shares issued as a 10% finders fee
[4]	(4) For payment of patent legal fees
[5]	(5) Compensation for loan guarantees by management
[6]	(6) For vendor contractual consideration
[7]	(7) Employment agreements
[8]	(8) Investment
[9]	(9) Conversion of convertible notes by management
[10]	(10) Investment, "October 2008 financing".

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) [Parenthetical] (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002
Issuance of common stock to Founders , par value											$ 0.0167
Issuance of common stock new issues, par value					$ 0.35						$ 1.67
Issuance of common stock, compensation for loan guarantees by management, par value								$ 0.0167		$ 0.0167
Issuance of common stock, investment including finders fee, par value										$ 1.67
Issuance of common stock,payment of patent legal fees, par value									$ 0.0167
Issuance of common stock, vendor contractual consideration,par value							$ 0.0167
Issuance of common stock, employment agreements, par value							$ 0.0167
Issuance of common stock, investment, par value							$ 1.67
Issuance of common stock, conversion of convertible securities, par value				$ 0.35		$ 1.67
Issuance of common stock, investor relations, par value					$ 0.35
Issuance of common stock, under PMM in April 2009, par value				$ 0.5
Issuance of common stock, under PPM in May 2009, par value				$ 0.5
Issuance of common stock, under PPM in June 2009, par value				$ 0.5
Issuance of common stock, under PPM in August 2009, par value				$ 0.5
Issuance of common stock, under PPM in September 2009, par value				$ 0.5
Issuance of common stock to directors, management and consultant in August 2009, par value				$ 0.5
Issuance of common stock to finder in September 2009, par value				$ 0.5
Issuance of common stock, under PPM in November 2009, par value				$ 0.5
Issuance of common stock upon conversion of debt and interest, par value				$ 0.27
Issuance of common stock, under PPM in March 2010, par value			$ 0.5
Issuance of common stock to consultants for IR and consulting, par value			$ 0.5
Issuance of common stock, under PPM in April 2010, par value			$ 0.5
Issuance of common stock to consultants, in May 2010, par value			$ 0.5
Issuance of common stock to investors as a penalty for late registration, par value			$ 0.5
Stock Issued During Period Shares New Issues			4,552,862
Issuance of common stock, under PPM in September 2010, par value			$ 0.1
Issuance of common stock to consultants, in third quarter, par value			$ 0.22
Issuance of common stock, upon exercise of warrants			$ 0.135
Issuance of common stock, to directors as compensation	$ 0.09		$ 0.15
Issuance of common stock, under PPM one in first quarter		$ 0.075
Issuance of common stock, under PPM two in first quarter		$ 0.085
Issuance of common stock, under PPM three in first quarter		$ 0.09
Issuance of common stock, under PPM four in first quarter		$ 0.1
Issuance of common stock, under PPM one in second quarter		$ 0.085
Issuance of common stock, under PPM two in second quarter		$ 0.07
Issuance of common stock, under PPM one in third quarter		$ 0.06
Issuance of common stock, under PPM two in third quarter		$ 0.07
Issuance of common stock, under PPM three in third quarter		$ 0.2
Issuance of common stock, under exercise of stock options	$ 0.01	$ 0.01
Issuance of common stock, under IR compensation	$ 0.15	$ 0.35
Issuance of common stock, under PPM in fourth quarter		$ 0.2
Issuance of common stock, to private investor in fourth quarter		$ 0.15
Issuance of common stock to institutional investor upon conversion of Note Payable one	$ 0.1342
Issuance of common stock to institutional investor upon conversion of Note Payable two	$ 0.13
Issuance of common stock to institutional investor upon conversion of Note Payable three	$ 0.088
Issuance of common stock to institutional investor upon conversion of Note Payable four	$ 0.0466
Issuance of common stock to institutional investor upon conversion of Note Payable five	$ 0.0466
Issuance of common stock to institutional investor upon conversion of Note Payable six	$ 0.0466
Issuance of common stock to institutional investor upon conversion of Note Payable seven	$ 0.0397
Issuance of common stock to a private investor in the first quarter	$ 0.065
Issuance of common stock to the now Interim CEO in the first quarter for consulting	$ 0.065
Issuance of common stock to institutional investor upon conversion of Note Payable Eight	$ 0.0286
Issuance of common stock to private investor upon conversion of Note Payable one	$ 0.15
Issuance of common stock to a private investor in the second quarter one	$ 0.15
Issuance of common stock to a private investor in the second quarter two	$ 0.065
Issuance of common stock, conversion of debt, par value one	$ 0.15
Issuance of common stock, conversion of debt, par value two	$ 0.065
Issuance of common stock to private investor upon conversion of Note Payable two	$ 0.18
Issuance of common stock to private investor upon conversion of Note Payable three	$ 0.052
Issuance of common stock to private investor upon conversion of Note Payable four	$ 0.1
Issuance of common stock to private investor upon conversion of Note Payable five	$ 0.032
Issuance of common stock to institutional investor upon conversion of Note Payable Nine	$ 0.031
Issuance of common stock, conversion of debt, par value three	$ 0.15
Issuance of common stock, under PPM one in second quarter	$ 0.07
Issuance of common stock to institutional investor upon conversion of Note Payable Ten	$ 0.0353
Issuance of common stock to private investor upon conversion of Note Payable six	$ 0.032
Issuance of common stock to institutional investor upon conversion of Note Payable Eleven	$ 0.0297

CONDENSED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash flow from operating activities:
Net loss	$ (2,849,142)	$ (864,819)	$ (4,486,879)	$ (1,352,709)	$ (11,868,956)	$ (14,718,098)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	457	1,214	3,175	2,429	9,565	10,022
Vested stock options and warrants	69,941	0	1,937,638	172,489	2,667,300	2,737,241
Equity instruments issued for management and consulting	1,877,750	151,120	507,126	726,854	1,869,940	3,747,690
Stock-based registration payments	69,941	65,204	0	0	355,124	355,124
Capital contributions resulting from waivers of debt		0	0	0	476,398	476,398
Amortization of debt discount	45,187	56,449	112,031	55,037	285,284	330,471
(Gain) loss on valuation of equity-linked instruments	(59,597)	(190,915)	151,118	(1,145,292)	(631,186)	(690,783)
Changes in assets and liabilities:
Accounts receivable	18,232	(792)	(50,294)	15,737	(50,294)	(32,062)
Inventories	813	0	(97,605)	0	(97,605)	(96,792)
Prepaid expense and other assets	(36,119)	(36,860)	(22,022)	(4,325)	(30,148)	(66,267)
Notes payable to shareholders	0	0	0	0	(14,957)	(14,957)
Accounts payable	177,236	52,437	71,714	411,883	1,297,735	1,474,971
Accrued expenses	111,137	24,383	92,367	297,216	678,434	789,571
Net cash used in operating activities:	(644,105)	(807,783)	(1,781,631)	(820,681)	(5,053,366)	(5,697,471)
Cash flow from investing activities:
Purchase of fixed assets	0	0	0	0	(12,258)	(12,258)
Purchase of intangibles	0	0	0	0	(142,495)	(142,495)
Net cash used in investing activities	0	0	0	0	(154,753)	(154,753)
Cash flow from financing activities:
Proceeds from long-term and convertible debt	372,283	213,000	525,500	604,800	1,583,966	1,956,249
Repayment of convertible debt	0	0	0	(100,000)	(100,000)	(100,000)
Principal payments on long-term debt	0	(7,462)	(16,267)	(14,334)	(75,667)	(75,667)
Restricted cash in escrow			0	103,333	0
Accrued interest converted to stock	0	22,500				0
Issuance of common stock	184,120	628,000	1,386,000	219,632	3,922,805	4,106,925
Net cash provided by (used in) financing activities	556,403	856,038	1,895,233	813,431	5,331,104	5,887,507
Net increase (decrease) in cash	(87,702)	48,255	113,602	(7,249)	122,985	35,283
Cash at beginning of period	122,985	9,383	9,383	16,632	0	0
Cash at end of period	35,283	57,638	122,985	9,383	122,985	35,283
Non cash transactions:
Common stock issued for accrued interest/bonus	99,784	52,000	24,500	0	111,860	211,644
Conversion of accounts payable to convertible debt	0	89,300	89,300	457,300	546,600	546,600
Common stock issued to satisfy debt	807,800	0	50,000	0	224,000	1,031,800
Stock/warrant issued to satisfy accounts payable	$ 244,890	$ 0	$ 20,000	$ 0	$ 20,000	$ 264,890

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Continuance of Operations

BioDrain Medical, Inc. (the "Company") was incorporated under the laws of the State of Minnesota in 2002. The Company has developed an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care. The Company also makes ongoing sales of our proprietary cleaning fluid to users of our systems. In April 2009, the Company received 510(k) clearance from the FDA to authorize the Company to market and sell its STREAMWAY® FMS products.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and has a stockholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Since inception, the Company raised approximately $4,107,000 in equity and $2,178,000 in debt financing, including $1,153,000 in equity and $525,000 in convertible debt in 2011. The Company has raised approximately $184,120 in equity and $373,000 in convertible debt in the first and second quarters of 2012. The Company is currently engaged in a private placement of units of common stock and warrants. The Company is also engaged in a corporate restructuring, including actively seeking to convert indebtedness into equity. See “Part II Other Information; Item 5 Other Information”.

Recent Accounting Developments

We reviewed all other significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC 360- Property, Plant and Equipment ("ASC 360"), whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management's best estimate of the related risks and return at the time the impairment assessment is made.

Our accounting estimates and assumptions bear various risks of change, including the length of the current economic downturn facing the United States, the expansion of the slowdown in consumer spending in the U.S. medical markets despite the early expressed opinions of financial experts that the medical market would not be as affected as other markets and failure to gain acceptance in the medical market.

Accounting Policies and Estimates

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling

Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.

Advertising

Advertising costs are expensed as incurred. There were no advertising expenses in the three and six months ended June 30, 2012 and $0 and $1,100 in the three and six months ended June 30, 2011, respectively.

Research and Development

Research and development costs are charged to operations as incurred. There were no research and development expenses in the three and six months ended June 30, 2012 and June 30, 2011.

Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605- Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. The Company’s standard terms specify that shipment is FOB BioDrain and the Company will, therefore, recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of the STREAMWAY FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, the Company recognizes gross product revenue, which is the price it charges generally to its customers for a particular product. Under the Company’s standard terms and conditions, there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer. The customer’s right of return is limited only to the Company’s standard one-year warranty whereby the Company replaces or repairs, at its option, and it would be rare that the STREAMWAY FMS unit or significant quantities of cleaning solution kits may be returned. Additionally, since the Company buys both the STREAMWAY FMS units and cleaning solution kits from “turnkey” suppliers, the Company would have the right to replacements from the suppliers if this situation should occur.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding at fiscal year end. The Company has determined there will be no losses on balances outstanding at the six months ended June 30, 2012.

Inventories

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	June 30,	December 31,
	2012	2011

Finished goods	$67,498	$94,331
Raw materials	29,294	3,274
Total	$96,792	$97,605

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Intangible Assets

Intangible assets consist of patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740- Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2007 remain open to examination by federal and state tax authorities.

Patents and Intellectual Property

In June 2008, the Company completed and executed an agreement to secure exclusive ownership of the Company’s primary patent from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on STREAMWAY FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent. In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an account payable with the Company) for past research and development activities. Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of $95.00 per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of the Company's common stock at a price of $.35 per share. The warrant has a five-year term ending on June 30, 2013 and was assigned a value of $28,060 using a Black-Scholes formula. This amount was expensed as consulting expense in 2008 using a five-year expected life, a 3.73% risk-free interest rate, an expected 59% volatility and a zero dividend rate. Should there be a change in control of the Company (defined as greater than 50% of the Company’s outstanding stock or substantially all of its assets being transferred to one independent person or entity), Mr. Ryan will be owed a total of $2 million to be paid out over the life of the patent if the change in control occurs within 12 months of the first sale of the product; or $1 million to be paid out over the life of the patent if the change in control occurs between 12 and 24 months of the first sale of the product; or $500,000 to be paid out over the life of the patent if the change in control occurs between 24 and 36 months of the first sale of the product. There will be no additional payment if a change in control occurs more than 36 months after the first sale of the product.

Subsequent Events

The Board of Directors approved Joshua Kornberg as the Chief Executive Officer/President on July 22, 2012. The Board of Directors also approved David O. Johnson and Bob Myers as Chief Operating Officer and Chief Financial Officer, respectively, on July 1, 2012.

On August 13, 2012, the Company entered into an employment agreement with Joshua Kornberg, who has served as Chief Executive Officer since July 22, 2012 and who served as Interim Chief Executive Officer from April 24, 2012 to July 21, 2012.

On August 13, 2012, the Company entered into employment agreements with David O. Johnson, who has served as Chief Operating Officer since July 1, 2012, and Bob Myers, who has who has served as Chief Financial Officer since July 1, 2012.

Adoption of 2012 Stock Incentive Plan. On August 13, 2012, the Board of Directors of the Company adopted the 2012 Stock Incentive Plan (the “Plan”). The Plan became effective on that date. The Company intends to seek shareholder approval of the Plan in 2012 so that stock options may be granted under the Plan in the future that qualify as incentive stock options under the Code. The Plan is intended to replace the 2008 Equity Incentive Plan (the “2008 Plan”). Currently, options to purchase 4,263,042 shares of Common Stock are outstanding under the 2008 Plan. No further awards will be made under the 2008 Plan, although awards granted prior to August 11, 2012 continue to be governed by the 2008 Plan. See “Part II Other Information; Item 5 Other Information”.

Letter Agreement With Investors Regarding Forbearance and Dilution Protection. On August 13, 2012, the Company entered into a letter agreement with Dr. Samuel Herschkowitz, his affiliate, Atlantic Partners Alliance (“APA”), and SOK Partners, LLC (“SOK”), an investment partnership. Dr. Herschkowitz and Joshua Kornberg, the Chief Executive Officer of the Company, are managers of APA and SOK Partners. Under the letter agreement, among other things, (i) Dr. Herschkowitz agreed to forbear from asserting his rights as a secured creditor to substantially all of the Company’s assets, resulting from the Company’s defaults; (ii) the Company agreed to issue shares of common stock to Dr. Herschkowitz and SOK and adjust the conversion price of their convertible notes to satisfy the Company’s obligations to protect them against dilution under a prior letter agreement; (iii) Dr. Herschkowitz and SOK agreed to extend the maturity of their notes; (iv) The Company agreed to pay certain compensation to Dr. Herschkowitz upon the achievement of financial milestones and (v) Dr. Herschkowitz clarified and waived certain of his rights, including the right to interest at a penalty rate upon default.

Private Placement of Common Stock and Warrants. The Company continues to make sales of units of common stock at a price of $0.07 per share and warrants to purchase an equal number of shares at an exercise price of $0.15 per share. See Part II, Item 2, “Unregistered Sales of Equity Securities and Use of Proceeds.” The Company has raised a total of $280,000 in this private placement, selling a total of 3,999,857 shares of common stock and issuing warrants for a total of 3,999,857 shares.

Other Restructuring. The Company continues an ongoing restructuring process negotiating with a significant number of creditors other than Dr. Herschkowitz and SOK to convert their indebtedness into common stock. The Company has evaluated all other subsequent events through the date of this filing. The Company does not believe there are any other subsequent events that require disclosure.

Interim Financial Statements

The Company has prepared the unaudited interim financial statements and related unaudited financial information in the footnotes in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. These interim financial statements reflect all adjustments consisting of normal recurring accruals, which, in the opinion of management, are necessary to present fairly the Company’s financial position, the results of its operations and its cash flows for the interim periods. These interim financial statements should be read in conjunction with the annual financial statements and the notes thereto contained in the Form 10-K filed with the SEC on April 16, 2012, as amended. The nature of the Company’s business is such that the results of any interim period may not be indicative of the results to be expected for the entire year.

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Continuance of Operations

BioDrain Medical, Inc. (the "Company") was incorporated under the laws of the State of Minnesota in 2002. The Company is developing an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and has a stockholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management hired an investment banker in 2010 to raise an additional $3 to $5 million in new equity. The banker was unable to raise the expected $500,000 by September 30, 2010 and the balance within three months, but the Company raised approximately $229,000 in equity and $605,000 in convertible debt in 2010 and $1,154,000 in equity and $533,000 in convertible debt in 2011 through alternative means. The Company's April 1, 2009 510(k) clearance from the FDA to authorize the Company to market and sell its FMS products is being received very positively. The Company has a private investor that has committed $300,000 to $600,000 in 2012 with potential additional investment subsequent to June 2012.

Recent Accounting Developments

In the first quarter of 2011 we adopted new guidance on separating consideration in multiple-deliverable arrangements. The guidance addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting and how the consideration should be allocated among the separate units of accounting. The adoption of this guidance did not have a material impact on our financial statements.

We reviewed all other significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC 360- Property, Plant and Equipment ("ASC 360"), whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management's best estimate of the related risks and return at the time the impairment assessment is made.

Our accounting estimates and assumptions bear various risks of change, including the length of the current economic downturn facing the United States, the expansion of the slowdown in consumer spending in the U.S. medical markets despite the early expressed opinions of financial experts that the medical market would not be as affected as other markets and failure to gain acceptance in the medical market.

Accounting Policies and Estimates

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling

Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.

Advertising

Advertising costs are expensed as incurred. There were no advertising expenses for 2011 or 2010.

Research and Development

Research and development costs are charged to operations as incurred.  Research and development costs were $0 and approximately $10,000 for 2011 and 2010, respectively.

Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605- Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. The Company’s standard terms specify that shipment is FOB BioDrain and the Company will, therefore, recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of the FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, the Company recognizes gross product revenue, which is the price it charges generally to its customers for a particular product. Under the Company’s standard terms and conditions, there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer. The customer’s right of return is limited only to the Company’s standard one-year warranty whereby the Company replaces or repairs, at its option, and it would be rare that the FMS unit or significant quantities of cleaning solution kits may be returned. Additionally, since the Company buys both the FMS units and cleaning solution kits from “turnkey” suppliers, the Company would have the right to replacements from the suppliers if this situation should occur.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding. The Company has determined there will be no losses on balances outstanding at December 31, 2011.

Inventories

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	December 31,	December 31,
	2011	2010

Finished goods	$94,331	$-
Raw materials	3,274	-
Total	$97,605	$-

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Intangible Assets

Intangible assets consist of trademarks and patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740- Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2007 remain open to examination by federal and state tax authorities.

Patents and Intellectual Property

In June 2008, the Company completed and executed an agreement to secure exclusive ownership of the Company’s primary patent from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on STREAMWAY FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent. In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an account payable with the Company) for past research and development activities. Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of $95.00 per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of the Company's common stock at a price of $.35 per share. The warrant has a five-year term ending on June 30, 2013 and was assigned a value of $28,060 using a Black-Scholes formula. This amount was expensed as consulting expense in 2008 using a five-year expected life, a 3.73% risk-free interest rate, an expected 59% volatility and a zero dividend rate. Should there be a change in control of the Company (defined as greater than 50% of the Company’s outstanding stock or substantially all of its assets being transferred to one independent person or entity), Mr. Ryan will be owed a total of $2 million to be paid out over the life of the patent if the change in control occurs within 12 months of the first sale of the product; or $1 million to be paid out over the life of the patent if the change in control occurs between 12 and 24 months of the first sale of the product; or $500,000 to be paid out over the life of the patent if the change in control occurs between 24 and 36 months of the first sale of the product. There will be no additional payment if a change in control occurs more than 36 months after the first sale of the product.

Subsequent Events

The Company has evaluated subsequent events through the date of this filing.  On March28,2012, BioDrain Medical, Inc. (the “Company”), entered into a Convertible Note Purchase Agreement, dated as of March28,2012 (the “SOK Purchase Agreement”) between the Company and SOK Partners, LLC (“SOK Partners”), an investment partnership. Josh Kornberg, who is a member of the Company’s Board of Directors, and Dr. Samuel Herschkowitz are affiliates of the manager of SOK Partners. Pursuant to the SOK Purchase Agreement, the Company issued a20.0% convertible note due August2012 in the principal amount of up to $600,000. Principal and accrued interest on the note are due and payable on August28,2012. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The SOK Purchase Agreement and the note include customary events of default that include, among other things, non-payment defaults, covenant defaults, inaccuracy of representations and warranties, cross-defaults to other indebtedness and bankruptcy and insolvency defaults. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the note, and interest rate of twenty-four (24%) percent per annum accrues if the note is not paid when due.

On March 28, 2012, the Company received an advance of $84,657 under the note, including a cash advance of $60,000 net of a prepayment of interest on the first $300,000 in advances under the note. The holder of the note is entitled to convert the note into shares of common stock of the Company at an initial conversion price per share of $0.065 per share, subject to adjustment in the event of (1) certain issuances of common stock or convertible securities at a price lower than the conversion price of the note, and (2) recapitalizations, stock splits, reorganizations and similar events. In addition, the Company is required to issue two installments of an equity bonus to SOK Partners in the form of common stock valued at the rate of $0.065 per share. In April 2012, the Company issued the first equity bonus to SOK Partners, consisting of 4,615,385 shares of common stock, with a second installment due within five business days after SOK Partners has made aggregate advances under the note of at least $300,000. Until the maturity date of the note, if the Company obtains financing from any other source without the consent of SOK Partners, then the Company is required to issue additional bonus equity in an amount equal to $600,000 less the aggregate advances on the note made prior to the breach.

As long as any amount payable under the note remains outstanding, SOK Partners or its designee is entitled to appoint a special advisor to the Company’s Board of Directors, who will be appointed as a member of the Board upon request.

The foregoing description does not purport to be complete and is qualified in its entirety by the terms and conditions of the SOK Purchase Agreement, including the form of note, which is filed as an exhibit to this Annual Report on Form 10-K.

On March 28, 2012, the Company signed an Amended and Restated Note Purchase Agreement, dated as of December 20, 2011, with Dr. Samuel Herschkowitz (as amended, the “Herschkowitz Purchase Agreement”). Pursuant to the Herschkowitz Purchase Agreement, the Company issued a 20.0% convertible note due June 20, 2012 in the principal amount of $240,000 for previous advances under the note. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The Company has previously issued to Dr. Herschkowitz an equity bonus consisting of 1,546,667 shares of common stock. An additional 7,500,000 shares are required to be transferred to Dr. Herschkowitz upon the occurrence of an event of default on the note.

As long as any amount payable under the note remains outstanding, Dr. Herschkowitz or his designee is entitled to appoint a special advisor to the Company’s Board of Directors, who will be appointed as a member of the Board upon request. Pursuant to this authority, Josh Kornberg was appointed to the Board on March 9, 2012. The Company does not believe there are other subsequent events that require disclosure.

Subsequent to year end an institutional investor converted $92,000 of Convertible Debt to 1,647,048 shares of common stock

Reclassifications

Certain amounts in the prior period’s financial statements have been reclassified to conform with the 2011 presentation.  These reclassifications had no effect on the net loss or stockholders’ deficit for any period.

DEVELOPMENT STAGE OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]

NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception to August 13, 2012, 67,316,108 shares of common stock have been issued between par value and $1.67. Operations since incorporation have been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services.

NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through December 31, 2011, 32,074,000 shares of common stock have been issued between par value and $1.67. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services.

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 3 – STOCKHOLDERS’ DEFICIT, STOCK OPTIONS AND WARRANTS

In connection with the financing completed in October 2008, the Company has affected two reverse stock splits, one on June 6, 2008 and another on October 20, 2008. In accordance with SAB Topic 4C, all stock options and warrants and their related exercise prices are stated at their post-reverse stock split values.

In 2008, the Company adopted the 2008 Equity Incentive Plan (the “2008 Plan”), which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the Board of Directors. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three years. Options under this plan have terms ranging from three to ten years. Following the adoption of the 2012 Plan in August 2012, the Company is no longer making awards under the 2008 Plan; however, the 2008 Plan continues to govern outstanding stock options under the 2008 Plan.

Accounting for share-based payment

The Company has adopted ASC 718- Compensation-Stock Compensation ("ASC 718"). Under ASC 718 stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after January 1, 2006 and unvested awards outstanding at January 1, 2006. Compensation costs for unvested stock options and non-vested awards that were outstanding at January 1, 2006, are being recognized over the requisite service period based on the grant-date fair value of those options and awards, using a straight-line method. We elected the modified-prospective method under which prior periods are not retroactively restated.

ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has no significant public trading history, and the Company has experienced no significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees, the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no first-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term. For grants issued during 2008, the Company used a 2.0 to 4.5% risk-free interest rate, 0% dividend rate, 53-66% volatility and estimated term of 2.5 to 7.5 years. Values computed using these assumptions ranged from $.0166 per share to $.341 per share. Warrants or options awarded for services rendered are expensed over the period of service (normally the vesting period) as compensation expense for employees or an appropriate consulting expense category for awards to consultants and directors. Warrants granted in connection with a common equity financing are included in stockholders’ equity, provided that there is no re-pricing provision that requires them to be treated as a liability (See Note 10) and warrants granted in connection with a debt financing are treated as a debt discount and amortized using the interest method as interest expense over the term of the debt.

Warrants issued in connection with the $100,000 convertible debt that closed March 1, 2007 created a debt discount of $40,242 that is being amortized as additional interest over its 5-year term. Warrants issued in connection with the $170,000 convertible “bridge” debt that closed in July 2007 created a calculated debt discount of $92,700 that was fully expensed over its loan term that matured April 30, 2008.

The Company issued $100,000 in convertible debt in October 2009 and issued a warrant, in connection with the debt, for 200,000 shares of common stock at $.65 per share. The Company determined that the warrant had an initial value of $30,150 that was treated as a debt discount and amortized as additional interest expense over the 24-month term of the note.

The Company also issued $200,000 in convertible debt in June 2010 and issued a warrant, in connection with the debt, to purchase 1,111,112 shares of common stock at $.46 per share. The Company determined that the value of the June 2010 warrant is $96,613.This value is treated as a debt discount and amortized as additional interest expense over the 22-month term of the note.

The Company also issued $32,000 in convertible debt in September 2010 and issued a warrant to purchase 320,000 shares of common stock at $.18 per share.  The Company determined that this warrant has a value of $15,553 that was treated as a debt discount and amortized as additional interest expense over the 18-month term of the note.

The Company also issued $16,800 in convertible debt in December 2010 and issued a warrant to purchase 200,000 shares of common stock at $.084 per share. The Company determined that this warrant has a value of $7,232 that was treated as a debt discount and amortized as additional interest expense over the 24- month term of the note.

In January 2011, the Company issued three convertible notes of $50,000 each and also issued warrants to purchase 1,595,239 common shares at $.20 per share. The value of the warrants was determined to be $47,908 and is being treated as a debt discount and amortized as additional interest expense over the 24-month term of the notes.

For grants of stock options and warrants in 2011 the Company used a 0.34 to 2.44% risk-free interest rate, 0% dividend rate, 54-66% volatility and estimated term of 3 to 10 years. Values computed using these assumptions ranged from $0.0126 to $0.3412 per share.

For grants of stock options and warrants in 2012 the Company used a 0.38% risk-free interest rate, 0% dividend rate, 54% volatility and estimated terms of 3 and 5 years. Value computed using these assumptions were $0.1090 to $0.15, respectively.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01

Outstanding at December 31, 2011	5,797,611	0.11	26,882,251	0.23

Issued			87,500	0.20
Expired	(382,716)	0.01	(648,597)	0.35
Exercised

Outstanding at March 31, 2012	5,414,895	0.12	26,321,154	0.21

Issued			2,601,285	0.15
Expired	(345,679)	0.01	(1,170,000)	0.62
Exercised	(412,963)	0.01
Outstanding at June 30, 2012	4,656,253	$0.13	27,752,439	$0.19

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

At June 30, 2012, 4,540,212 stock options are fully vested and currently exercisable with a weighted average exercise price of $0.13 and a weighted average remaining term of 2.15 years. All warrants are fully vested and exercisable. Stock-based compensation recognized for the six months ending June 2012 and June 2011 was $69,941 and $65,204, respectively. The Company has $39,491 of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over a weighted average period of approximately 2 years as of June 2012.

The following summarizes the status of options and warrants outstanding at June 30, 2012:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	1,785,268	3.82
$0.15	2,060,000	1.88
$0.35	775,000	0.87
$0.50	30,000	0.37
$1.67	5,985	0.37
Total	4,656,253

Warrants:
$0.01	200,000	3.44
$0.02	71,826	1.95
$0.075	8,657,746	1.84
$0.10	2,328,572	1.39
$0.12	500,000	1.84
$0.13	631,429	1.89
$0.15	3,934,618	3.40
$0.16	500,000	1.77
$0.17	1,882,353	1.77
$0.18	200,000	1.61
$0.20	2,532,739	1.58
$0.25	1,375,000	2.24
$0.35	350,000	0.61
$0.46	3,828,606	0.60
$0.65	759,550	0.59
Total	27,752,439

Stock options and warrants expire on various dates from July 2012 to July 2021.

Under the terms of the Company's agreement with investors in the October 2008 financing, 1,920,000 shares of common stock were the maximum number of shares allocated to the Company's existing shareholders at the time of the offering (also referred to as the original shareholders or the "Founders"). Since the total of the Company's fully diluted shares of common stock was greater than 1,920,000 shares, in order for the Company to proceed with the offering, the Board of Directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 1,920,000 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock split was performed, the number would have been a reverse stock split of 1-for-1.670705.

On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of shares of common stock of 20,000,000 was proportionately divided by 1.2545 to arrive at 15,942,607.

On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 15,942,607 was proportionately divided by 1.33177 to arrive at 11,970,994 shares and (ii) approved a resolution to increase the number of authorized shares of the Company's common stock from 11,970,994 to 40,000,000, which was approved by the Company’s shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008.

The shareholders approved an increase in authorized shares to 80 million shares in an annual shareholder meeting held on June 22, 2010 and approved an increase in authorized shares to 200 million shares in a special shareholder meeting held on September 7, 2011.

Stock, Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of June 30, 2012 by year of grant:

Stock Options:
Year	Shares	Price
2007	5,985	$1.67
2008	1,243,292	.01-.35
2009	105,000	.35-.50
2010	2,060,000	.15
2011	1,241,976	.01
2012	-	-
Total	4,656,253	$.01-1.67

Warrants:
Year	Shares	Price
2006	35,913	$.02
2007	-	-
2008	2,771,629	.02-.46
2009	598,207	.13-.65
2010	3,435,662	.01-.65
2011	18,222,243	.075-.25
2012	2,688,785	.15-.20
Total	27,752,439	$.01-1.67

NOTE 3 – STOCKHOLDERS’ DEFICIT, STOCK OPTIONS AND WARRANTS

In connection with the financing completed in October 2008, the Company has effected two reverse stock splits, one on June 6, 2008 and another on October 20, 2008. In accordance with SAB Topic 4C, all stock options and warrants and their related exercise prices are stated at their post-reverse stock split values.

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the Board of Directors. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three years. Options under this plan have terms ranging from three to ten years.

Accounting for share-based payment

The Company has adopted ASC 718- Compensation-Stock Compensation ("ASC 718"). Under ASC 718 stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after January 1, 2006 and unvested awards outstanding at January 1, 2006. Compensation costs for unvested stock options and non-vested awards that were outstanding at January 1, 2006, are being recognized over the requisite service period based on the grant-date fair value of those options and awards, using a straight-line method. We elected the modified-prospective method under which prior periods are not retroactively restated.

ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has no significant public trading history, and the Company has experienced no significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees, the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no first-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term. For grants issued during 2008, the Company used a 2.0 to 4.5% risk-free interest rate, 0% dividend rate, 53-66% volatility and estimated term of 2.5 to 7.5 years. Values computed using these assumptions ranged from $.102 per share to $.336 per share. Warrants or options awarded for services rendered are expensed over the period of service (normally the vesting period) as compensation expense for employees or an appropriate consulting expense category for awards to consultants and directors. Warrants granted in connection with a common equity financing are included in stockholders’ equity, provided that there is no re-pricing provision that requires them to be treated as a liability (See Note 10) and warrants granted in connection with a debt financing are treated as a debt discount and amortized using the interest method as interest expense over the term of the debt.

Warrants issued in connection with the $100,000 convertible debt that closed March 1, 2007 created a debt discount of $40,242 that is being amortized as additional interest over its 5-year term. Warrants issued in connection with the $170,000 convertible “bridge” debt that closed in July 2007 created a calculated debt discount of $92,700 that was fully expensed over its loan term that matured April 30, 2008.

The Company issued $100,000 in convertible debt in October 2009 and issued a warrant, in connection with the debt, for 200,000 shares of common stock at $.65 per share. The Company determined that the warrant had an initial value of $30,150 that was treated as a debt discount and amortized as additional interest expense over the 24-month term of the note.

The Company also issued $200,000 in convertible debt in June 2010 and issued a warrant, in connection with the debt, to purchase 1,111,112 shares of common stock at $.46 per share. The Company determined that the value of the June 2010 warrant is $96,613.This value is treated as a debt discount and amortized as additional interest expense over the 22-month term of the note.

The Company also issued $32,000 in convertible debt in September 2010 and issued a warrant to purchase 320,000 shares of common stock at $.18 per share.  The Company determined that this warrant has a value of $15,553 that was treated as a debt discount and amortized as additional interest expense over the 18-month term of the note.

The Company also issued $16,800 in convertible debt in December 2010 and issued a warrant to purchase 200,000 shares of common stock at $.084 per share. The Company determined that this warrant has a value of $7,232 that was treated as a debt discount and amortized as additional interest expense over the 24- month term of the note.

In January 2011, the Company issued three convertible notes of $50,000 each and also issued warrants to purchase 1,595,239 common shares at $.20 per share. The value of the warrants was determined to be $47,908 and is being treated as a debt discount and amortized as additional interest expense over the 24-month term of the notes.

For grants of stock options and warrants in 2011 the Company used a 0.34 to 2.44% risk-free interest rate, 0% dividend rate, 54-66% volatility and estimated term of 3 to 10 years. Values computed using these assumptions ranged from $0.0126 to $0.3412 per share.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01
Outstanding at December 31, 2011	5,797,611	$0.11	26,882,251	$0.23

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

At December 31, 2011, 4,888,660 stock options are fully vested and currently exercisable with a weighted average exercise price of $0.13 and a weighted average remaining term of 9.24 years. There are 26,882,251 warrants that are fully vested and exercisable. Stock-based compensation recognized in 2011 and 2010 was $1,937,638 and $172,489, respectively. The Company has $130,123 of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over a weighted average period of approximately 2 years.

The following summarizes the status of options and warrants outstanding at December 31, 2011:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	2,926,626	8.97
$0.15	2,060,000	8.60
$0.35	775,000	1.55
$0.50	30,000	0.87
$1.67	5,985	0.87
Total	5,797,611

Warrants:
$0.01	200,000	3.94
$0.02	71,826	2.45
$0.075	4,657,745	2.52
$0.10	2,328,572	1.93
$0.12	500,000	2.33
$0.13	631,429	1.78
$0.15	5,333,334	2.16
$0.16	500,000	2.27
$0.17	1,882,353	2.27
$0.18	200,000	2.11
$0.20	2,445,239	2.05
$0.25	1,375,000	2.74
$0.35	998,597	0.49
$0.46	4,028,606	0.95
$0.65	1,729,550	0.66
Total	26,882,251

Stock options and warrants expire on various dates from February 2012 to July 2021.

Under the terms of the Company's agreement with investors in the October 2008 financing, 1,920,000 shares of common stock were the maximum number of shares allocated to the Company's existing shareholders at the time of the offering (also referred to as the original shareholders or the "Founders"). Since the total of the Company's fully diluted shares of common stock was greater than 1,920,000 shares, in order for the Company to proceed with the offering, the Board of Directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 1,920,000 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock split was performed, the number would have been a reverse stock split of 1-for-1.670705.

On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of shares of common stock of 20,000,000 was proportionately divided by 1.2545 to arrive at 15,942,607.

On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 15,942,607 was proportionately divided by 1.33177 to arrive at 11,970,994 shares and (ii) approved a resolution to increase the number of authorized shares of the Company's common stock from 11,970,994 to 40,000,000, which was approved by the Company’s shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008.

The shareholders approved an increase in authorized shares to 80 million shares in an annual shareholder meeting held on June 22, 2010 and approved an increase in authorized shares to 200 million shares in a special shareholder meeting held on September 7, 2011.

Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of December 31, 2011 by year of grant:

Stock Options:

Year	Shares	Price
2006	-	$-
2007	5,985	1.67
2008	1,243,292	.01-.35
2009	105,000	.35-.50
2010	2,060,000	.15
2011	2,383,334	.01
Total	5,797,611	$.01-1.67

Warrants:
Year	Shares	Price
2006	35,913	$.02
2007	28,502	.35
2008	2,971,629	.02-.46
2009	2,188,302	.13-.65
2010	3,435,662	.01-.65
2011	18,222,243	.075-.25
Total	26,882,251	$.01-1.67

LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 4 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended June 30,		Six Months Ended June 30,		Period from April 23, 2002 (Inception) to June 30,
	2012	2011	2012	2011	2012
Numerator:
Net loss available in basic and diluted calculation	$(2,135,775)	$(388,106)	$(2,849,142)	$(864,819)	$(14,718,098)

Denominator:
Weighted average common shares outstanding-basic	54,656,895	22,659,526	44,619,113	19,630,580	7,920,827

Effect of diluted stock options and warrants (1)		-	-

Weighted average common shares outstanding-diluted	54,656,895	22,659,526	44,619,113	19,630,580	7,920,827

Loss per common share-basic and diluted	$(0.04)	$(0.02)	$(0.06)	$(0.04)	$(1.86)

(1) The number of shares underlying options and warrants outstanding as of June 30, 2012 and June 30, 2011 are 32,408,692 and 24,679,688 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE 4 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

			From
	Year Ended		April 23, 2002
	December 31,		(Inception) To
	2011	2010	December 31, 2011
Numerator:
Net loss available in basic and diluted calculation	$(4,486,879)	$(1,352,709)	$(11,868,956)

Denominator:
Weighted average common shares outstanding-basic	24,282,433	12,771,683	5,805,714

Effect of dilutive stock options and warrants (1)	-	-	-

Weighted average common shares outstanding-diluted	24,282,433	12,771,683	5,805,714

Loss per common share-basic and diluted	$(0.18)	$(0.11)	$(2.04)

(1) The number of shares underlying options and warrants outstanding as of December 31, 2011 and December 31, 2010 are 32,679,862 and 14,169,143, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 5 – INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods.  Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

There is no income tax provision in the accompanying statements of operations due to the cumulative operating losses that indicate a 100% valuation allowance for the deferred tax assets and state income taxes is appropriate.

Federal and state income tax return operating loss carryovers as of June 30, 2012, were approximately $14,104,000 and will begin to expire in 2017.

The valuation allowance has been recorded due to the uncertainty of realization of the benefits associated with the net operating losses. Future events and changes in circumstances could cause this valuation allowance to change.

The components of deferred income taxes at June 30, 2012 and December 31, 2011 are as follows:

	June 30,	December 31,
	2012	2011

Deferred Tax Asset:
Net Operating Loss	$3,290,000	$2,626,000
Other	57,000	49,000
Total Deferred Tax Asset	3,347,000	2,675,000
Less Valuation Allowance	3,347,000	2,675,000
Net Deferred Income Taxes	$—	$—

NOTE 5 – INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods.  Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

There is no income tax provision in the accompanying statements of operations due to the cumulative operating losses that indicate a 100% valuation allowance for the deferred tax assets and state income taxes is appropriate.

Federal and state income tax return operating loss carryovers as of December 31, 2011, were approximately $11,254,000 and will begin to expire in 2017.

The valuation allowance has been recorded due to the uncertainty of realization of the benefits associated with the net operating losses. Future events and changes in circumstances could cause this valuation allowance to change.

The components of deferred income taxes at December 31, 2011 and December 31, 2010 are as follows:

	December 31,	December 31,
	2011	2010

Deferred Tax Asset:
Net Operating Loss	$2,626,000	$1,579,000
Other	49,000	56,000
Total Deferred Tax Asset	2,675,000	1,635,000
Less Valuation Allowance	2,675,000	1,635,000
Net Deferred Income Taxes	$—	$—

CONVERTIBLE DEBENTURE	12 Months Ended
Dec. 31, 2011
Convertible Debenture [Abstract]
Convertible Debenture Disclosures [Text Block]

NOTE 6 – CONVERTIBLE DEBENTURE

The Company issued a convertible debenture to Andcor Companies, Inc. (“Andcor”) with principal of $10,000 and interest at 10.25% that originally matured in 2007. The debenture is convertible into shares of the Company’s common stock at the lower of $0.90 per share or the price per share at which the next equity financing agreement is completed, and is now re-set to $0.35 per share. The convertible debenture has not yet been paid, but the maturity of the note was extended, in May 2010, to March 31, 2012.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

NOTE 7 – NOTES PAYABLE

On December 20, 2011, the Company signed a Note Purchase Agreement, with Dr. Samuel Herschkowitz. Pursuant to this agreement, Dr. Herschkowitz purchased a 20.0% note due June 20, 2012 in the principal amount of $225,000. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The Company issued to Dr. Herschkowitz an equity bonus consisting of 1,546,667 shares of common stock. An additional 7,500,000 shares are required to be transferred to Dr. Herschkowitz upon the occurrence of an event of default on the note.

As long as any amount payable under the note remains outstanding, Dr. Herschkowitz or his designee is entitled to appoint a special advisor to the Company’s Board of Directors, who will be appointed as a member of the Board upon request. Pursuant to this authority, Josh Kornberg was appointed to the Board on March 9, 2012.

LONG-TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]

NOTE 6 – LONG-TERM DEBT

Long-term debt is as follows:

	June 30, 2012	December 31, 2011
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance was payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	100,000	98,659
Note payable issued on October 26, 2009 to the parents of one the Company’s former directors. The note bears interest at 8%, matured on March 31, 2012 and is convertible into shares of common stock at $.35 per share.	100,000	100,000
Notes payable issued to two individuals in January, 2010. The notes bear interest at 8% and matured on March 31, 2012. The notes were converted into shares of common stock.	-	100,000
Note payable issued on June 12, 2010 to the parents of one of the Company's former directors, net of a discount of $0 and $14,931. The note bears interest at 12%, matured on March 31, 2012, and is convertible into common stock at $.18 per share.	200,000	185,069
Note payable issued on June 14, 2011 to an institutional investor. The note accrued interest at 8%, during the three months ended March 31, 2012. The note was converted into shares of common stock.	-	63,000
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matured on April 16, 2012. The note was converted into shares of common stock.	-	37,500
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matured on March 15, 2012 and is convertible into common stock at $.18 per share.	100,000	100,000
Note payable issued on December 23, 2010 to the parents of one of our former directors, net of a discount of $0 and $4,960. The note bears interest at 12%, matures December 23, 2012 and is convertible into common stock at $.084 per share.	16,800	11,840
Note payable issued December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The Note had interest at 6%. The note was converted into shares of common stock.	-	457,300
Note payable issued on September 21, 2010 to the parents of one of our former directors, net of a discount of $0 and $0. The note bears interest at 12%, matures December 23, 2012 and is convertible into shares of common stock at $.18 per share.	32,000	32,000
Notes payable issued in January 2011 to three individuals, net of a debt discount of $0 and $23,954. The notes bear interest at 10%, have a 24 month term and are convertible into common stock at $0.084 to $0.10 per share.	50,000	126,046
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The Note bears interest at 6%, matures December 31, 2014 and is convertible into common stock at $.15 per share.	89,300	89,300
On November 18, 2011 the Company issued a convertible note with an institutional investor at 8% interest. The note was converted into shares of common stock.	-	50,000
Note payable issued in 2006, and then extended to March 31, 2012, to an investor for $.35 per share of common stock, the note bears interest at 10.25%	10,000	10,000
Total	$698,100	$1,460,714
Less amount due within one year – (1)	608,800	830,561
Long-Term Debt	$89,300	$630,153

(1) The short-term notes have all matured except for the $16,800 that matures in December 2012. The Company is currently negotiating with the note holders.

Cash payments for interest were $0 for the six months ended June 30, 2012 and $187 for the six months ended June 30, 2011.

Principal payments required during the 12 month periods ended June 30:

2013	$1,206,082
2014	$0
2015	$89,300

NOTE 8 – LONG-TERM DEBT

Long-term debt is as follows:

	December 31, 2011	December 31, 2010
Note payable to bank in monthly installments of $1,275/including variable interest at 2% above the prevailing prime rate (3.25% at December 31, 2010). The final payment under the note was made in September 2011. The note was personally guaranteed by former executives of the Company.	$—	$10,267
Notes payable to two individuals, net of discounts of $1,341 and $9,390 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	98,659	90,610
Note payable issued on October 26, 2009 to the parents of one of the Company's directors, net of a discount of $0 and $12,360 discount, with interest at 8% to March 31, 2012 when the remaining balance is payable and convertible into shares of common stock at $.35 per share.	100,000	87,640
Notes payable issued to two individuals in January 2010. The notes bear interest at 8%, mature March 31, 2012 and are convertible into shares of common stock at 50% of the weighted average closing bid price over any 10 consecutive days of trading.	100,000	100,000
Note payable issued on June 12, 2010 to the parents of one of the Company's directors, net of a discount of $14,931 and $67,629. The note bears interest at 12% to March 31, 2012 when the remaining balance is payable, and is convertible into shares of common stock at $.18 per share.	185,069	132,371
Note payable issued on August 2, 2010 to an institutional investor. The note accrued interest at 8%, matured May 4, 2011 and was convertible into shares of common stock at 50% of the average of the three lowest closing prices in any 10 day trading period. $20,000 was converted in the three months ended March 31, 2011 and $30,000, plus accrued interest, was converted in the three months ended June 30, 2011.	—	50,000
Note payable issued on June 14, 2011 to an institutional investor. The note bears interest at 8%, matures June 14, 2012 and is convertible into shares of common stock at 55% of the average of the five lowest closing prices in any 10 day trading period.	63,000	—
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matures April 16, 2012 and is convertible into shares of common stock at 60% of the average of the five lowest closing prices in any 10 day trading period.	37,500	—
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and is convertible into shares of common stock at $.18 per share.	100,000	100,000
Note payable issued on December 23, 2010 to the parents of one of the Company’s directors, net of a discount of $4,960 and $7,229. The note bears interest at 10%, matures December 23, 2012 and is convertible into shares of common stock at $.084 per share.	11,840	9,571
Note payable issued on December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures December 31, 2014 and is convertible into shares of common stock at $.15 per share.	457,300	457,300
Note payable issued on December 23, 2010 to a private investor. The note matured April 30, 2011, is paid, and accrued interest at 10%.	-	6,000
Note payable issued on September 21, 2010 to the parents of one of the Company’s directors, net of a discount of $0 and $12,702. The note bears interest at 12%, matures March 30, 2012 and is convertible into shares of common stock at $.18 per share.	32,000	19,298
Notes payable issued in January 2011 to three individuals, net of a debt discount of $23,954. The notes bear interest at 10%, have a 24-month term and are convertible into shares of common stock at $0.084 to $0.10 per share.	126,046	—
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures January 1, 2015 and is convertible into shares of common stock at $.15 per share.	89,300	—
On November 18, 2011 the Company issued a convertible note with an institutional investor at 8% interest convertible into common stock at 60% of the average of the five lowest closing prices in any ten day trading period. The note matures on August 21, 2012.	50,000	—
Total	1,450,714	1,063,056
Less amount due within one year	820,561	66,267
Long-Term Debt	$630,153	$996,789

Cash payments for interest were $280 and $967 for 2011 and 2010, respectively.

Principal payments required during the years 2012 to 2015 are as follows:

2012	$1,084,300
2013	$100,000
2014	$457,300
2015	$89,300

RENT OBLIGATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Rent Obligation [Abstract]
Leases of Lessee Disclosure [Text Block]

NOTE 7 – RENT OBLIGATION

The Company leases its principal office under a non-cancelable lease that extends five years. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $26,084 in the six months ended June 30, 2012 and $24,293 in the six months ended June 30, 2011. The Company moved its headquarters on May 1, 2012. The rental management remains the same and the Company is operating on a month to month lease with no escalations.

NOTE 9 – RENT OBLIGATION

The Company leases its principal office under a non-cancelable lease that extends five years and expires October 2013. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $49,975 and $49,863 for 2011 and 2010, respectively.

The Company’s rent obligation for the years 2012 and 2013 is as follows:

2012	$31,000
2013	$26,000

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 8 – LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS

The Company adopted ASC 815- Derivatives and Hedging (“ASC 815”) on January 1, 2009. ASC 815 mandates a two-step process for evaluating whether an equity-linked financial instrument or embedded feature is indexed to the entity's own stock. It was effective for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years, which was the Company's first quarter of 2009. Many of the warrants issued by the Company contain a strike price adjustment feature, which upon adoption of ASC 815, changed the classification (from equity to liability) and the related accounting for warrants with a $479,910 estimated fair value of as of January 1, 2009. An adjustment was made to remove $486,564 from paid-in capital (the cumulative values of the warrants on their grant dates), a positive adjustment of $6,654 was made to accumulated deficit, representing the gain on valuation from the grant date to January 1, 2009, and $479,910 was booked as a liability. The warrants issued in 2011 do not contain a strike price adjustment feature and, therefore, are not treated as a liability.

The January 1, 2009 valuation was computed using the Black-Scholes valuation model based upon a 2.5-year expected term, an expected volatility of 63%, an exercise price of $.46 per share, a stock price of $.35, a zero dividend rate and a 1.37% risk free interest rate. Subsequent to January 1, 2009 these warrants were re-valued at the end of each quarter and a gain or loss was recorded based upon their increase or decrease in value during the quarter. Likewise, new warrants that were issued during 2009 and 2010 were valued, using the Black-Scholes valuation model on their date of grant and an entry was made to reduce paid-in capital and increase the liability for equity-linked financial instruments. These warrants were also re-valued at the end of each quarter based upon their expected life, the stock price, the exercise price, assumed dividend rate, expected volatility and risk free interest rate. A significant reduction in the liability was realized in 2010 primarily due to a reduction from $.50 to $.22 per share in the underlying stock price. The Company realized a slight increase in the liability for existing warrants during the first quarter of 2012 primarily due to a reduction in the spread between the exercise price and the market price of the underlying shares, additionally; there was an increase in the liability due to the extension of some existing warrants. The Company realized a large decrease in the liability for existing warrants in the second quarter of 2012 as many of the existing warrants expired and the spread of the remaining warrants between exercise and market price was more consistent.

The inputs to the Black-Scholes model during 2009, 2010, 2011 and 2012 were as follows:

Stock price	$ .08 to $.50
Exercise price	$ .01 to $.65
Expected life	2.0 to 6.5 years
Expected volatility	54% to 68%
Assumed dividend rate	- %
Risk-free interest rate	.13% to 2.97%

The original valuations, annual gain/(loss) and end of year valuations are shown below:

	Initial Value	Annual Gain (Loss)	Value at 12/31/09	2010 Gain (Loss)	Value at 12/31/10	2011 Gain (Loss)	Value at 12/31/2011	2012 Gain (Loss)	Value at 6/30/2012

January 1, 2009 adoption	$479,910	$(390,368)	$870,278	$868,772	$1,506	$(88,290)	$89,796	$43,266	$46,530
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	147,403	1,604	(4,689)	6,293	6,293	-
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,481	40,419	62	(1,562)	1,624	1,608	16
Warrants issued in quarter ended 12/31/2009	12,698	617	12,081	12,053	28	(724)	752	556	196
Subtotal	702,205		1,071,847
Warrants issued in quarter ended 3/31/2010	25,553			25,014	539	(5,571)	6,109	3,209	2,900
Warrants issued in quarter ended 6/30/2010	31,332			30,740	592	(6,122)	6,714	3,247	3,467
Warrants issued in quarter ended 9/30/2010	31,506			20,891	10,615	(44,160)	54,775	1,418	53,357
Total	$790,596	$(369,642)	$1,071,847	$1,145,292	$14,946	$(151,118)	$166,063	$59,597	$106,466

NOTE 10 – LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS

The Company adopted ASC 815- Derivatives and Hedging (“ASC 815”) on January 1, 2009. ASC 815 mandates a two-step process for evaluating whether an equity-linked financial instrument or embedded feature is indexed to the entity's own stock. It was effective for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years, which was the Company's first quarter of 2009. Many of the warrants issued by the Company contain a strike price adjustment feature, which upon adoption of ASC 815, changed the classification (from equity to liability) and the related accounting for warrants with a $479,910 estimated fair value of as of January 1, 2009. An adjustment was made to remove $486,564 from paid-in capital (the cumulative values of the warrants on their grant dates), a positive adjustment of $6,654 was made to accumulated deficit, representing the gain on valuation from the grant date to January 1, 2009, and $479,910 was booked as a liability. The warrants issued in 2011 do not contain a strike price adjustment feature and, therefore, are not treated as a liability.

The January 1, 2009 valuation was computed using the Black-Scholes valuation model based upon a 2.5-year expected term, an expected volatility of 63%, an exercise price of $.46 per share, a stock price of $.35, a zero dividend rate and a 1.37% risk free interest rate. Subsequent to January 1, 2009 these warrants were re-valued at the end of each quarter and a gain or loss was recorded based upon their increase or decrease in value during the quarter. Likewise, new warrants that were issued during 2009 and 2010 were valued, using the Black-Scholes valuation model on their date of grant and an entry was made to reduce paid-in capital and increase the liability for equity-linked financial instruments. These warrants were also re-valued at the end of each quarter based upon their expected life, the stock price, the exercise price, assumed dividend rate, expected volatility and risk free interest rate. A significant reduction in the liability was realized in 2010 primarily due to a reduction from $.50 to $.22 per share in the underlying stock price. The Company realized a slight increase in the liability for existing warrants during the first quarter of 2011 primarily due to a reduction in the spread between the exercise price and the market price of the underlying shares, additionally, there was an increase in the liability due to the extension of some existing warrants.

The inputs to the Black-Scholes model during 2009, 2010 and 2011 were as follows:

Stock price	$ .08 to $.50
Exercise price	$ .01 to $.65
Expected life	2.0 to 6.5 years
Expected volatility	54% to 68%
Assumed dividend rate	- %
Risk-free interest rate	.13% to 2.97%

The original valuations, annual gain (loss) and end of year valuations are shown below:

	Initial Value	Annual Gain (Loss)	Value at 12/31/09	2010 Gain (Loss)	Value at 12/31/10	2011 Gain (Loss)	Value at 12/31/2011
January 1, 2009 adoption	$479,910	$(390,368)	$870,278	$868,772	$1,506	$(88,290)	$89,796
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	147,403	1,604	(4,689)	6,293
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,481	40,419	62	(1,562)	1,624
Warrants issued in quarter ended 12/31/2009	12,698	617	12,081	12,053	28	(724)	752
Subtotal	$702,205		$1,071,847
Warrants issued in quarter ended 3/31/2010	25,553			25,014	539	(5,571)	6,109
Warrants issued in quarter ended 6/30/2010	31,332			30,740	592	(6,122)	6,714
Warrants issued in quarter ended 9/30/2010	31,506			20,811	10,615	(44,160)	54,775

Total	$790,596	$(369,642)	$1,071,847	$1,145,292	$14,946	$(151,118)	$166,072

RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 9– RELATED PARTY

The Company entered into agreements, in 2008, with our Chairman of the Board, Lawrence Gadbaw, and in 2009 with a board member, Peter Morawetz, to pay Mr. Gadbaw $25,000 and Mr. Morawetz $30,000 upon the Company raising $3 million in new equity. Mr. Gadbaw received 277,778 shares at $.09 per share in June 2012 as compensation in lieu of the $25,000 cash for raising $3 million in new equity. Mr. Gadbaw was paid the balance due under his separation agreement from 2008. This amount was $46,000 upon signing the agreement in 2008 payable at $2,000 per month; the payments to Mr. Gadbaw are complete. Mr. Gadbaw is due $6,000 in accounts payable as of June 30, 2012 pertaining to his monthly fee as Chairman of the Board of Directors. Mr. Gadbaw also received a warrant for 30,000 shares at $.15 per share in June 30, 2012as compensation for service as Chairman.

On March 28, 2012, the Company, entered into a Convertible Note Purchase Agreement, dated as of March 28, 2012 (the “SOK Purchase Agreement”) with SOK Partners, LLC (“SOK Partners”), an investment partnership. Josh Kornberg, who is a member of the Company’s Board of Directors, and Dr. Samuel Herschkowitz are affiliates of the manager of SOK Partners and Ricardo Koenigsberger, a director, is a holder of membership units of SOK Partners. Pursuant to the SOK Purchase Agreement, the Company issued a 20.0% convertible note due August 2012 in the principal amount of up to $600,000. Principal and accrued interest on the note is due and payable on August 28, 2012. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The SOK Purchase Agreement and the note include customary events of default that include, among other things, non-payment defaults, covenant defaults, inaccuracy of representations and warranties, cross-defaults to other indebtedness and bankruptcy and insolvency defaults. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the note, and interest rate of twenty-four (24%) percent per annum accrues if the note is not paid when due. The balances of the Samuel Herschkowitz and SOK Partners notes are $240,000 and $357,282, respectively, as of the month ended June 30, 2012. See “Part II Other Information; Item 5 Other Information”.

On March 28, 2012, the Company received an advance of $84,657 under the note, including a cash advance of $60,000 net of a prepayment of interest on the first $300,000 in advances under the note. The holder of the note is entitled to convert the note into shares of common stock of the Company at an initial conversion price per share of $0.065 per share, subject to adjustment in the event of (1) certain issuances of common stock or convertible securities at a price lower than the conversion price of the note, and (2) recapitalizations, stock splits, reorganizations and similar events. In addition, the Company is required to issue two installments of an equity bonus to SOK Partners in the form of common stock valued at the rate of $0.065 per share. In March 2012, the Company issued the first equity bonus to SOK Partners, consisting of 4,615,385 shares of common stock, with a second installment due within five business days after SOK Partners has made aggregate advances under the note of at least $300,000. In May 2012 the Company issued the second installment consisting of 4,615,385 shares of common stock subsequent to SOK Partners surpassing the aggregate advances of $300,000. Until the maturity date of the note, if the Company obtains financing from any other source without the consent of SOK Partners, then the Company is required to issue additional bonus equity in an amount equal to $600,000 less the aggregate advances on the note made prior to the breach.

As long as any amount payable under the note remains outstanding, SOK Partners or its designee is entitled to appoint a new member to the Company’s Board of Directors, who will be appointed upon request. Mr. Koenigsberger was appointed to the Board by SOK Partners on June 25, 2012.

On March 28, 2012, the Company signed an Amended and Restated Note Purchase Agreement, dated as of December 20, 2011, with Dr. Samuel Herschkowitz (as amended, the “Herschkowitz Purchase Agreement”). Pursuant to the Herschkowitz Purchase Agreement, the Company issued a 20.0% convertible note due June 20, 2012 in the principal amount of $240,000 for previous advances under the note. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The Company has previously issued to Dr. Herschkowitz an equity bonus consisting of 1,546,667 shares of common stock. An additional 7,500,000 shares were transferred to Dr. Herschkowitz effective in April 2012, upon the occurrence of an event of default on the note. On August 13, 2012 the Company entered into a settlement and forbearance agreement relating to the defaults under the note and other matters. Among other things, the Company issued 26.5 million shares of common stock to Dr. Herschkowitz and SOK Partners and adjusted the conversion price of the notes held by such parties, in exchange for forbearance from Dr. Herschkowitz asserting his rights as a secured creditor, an extension of the due dates of the notes and other consideration. See “Part II Other Information; Item 5 Other Information”.

As long as any amount payable under the note remains outstanding, Dr. Herschkowitz or his designee is entitled to appoint a special advisor to the Company’s Board of Directors, who will be appointed as a member of the Board upon request. Pursuant to this authority, Josh Kornberg was appointed to the Board on March 9, 2012. Mr. Kornberg was appointed the Interim CEO, President and CFO on April 24, 2012. On July 22, 2012 Mr. Kornberg was approved by the Board of Directors as the Company’s CEO/President. These notes are included in the current portion of convertible debt on the balance sheet.

NOTE 11 - RELATED PARTY TRANSACTIONS

The Company entered into agreements, in 2008, with our Chairman of the Board, Lawrence Gadbaw, and in 2009 with board member, Peter Morawetz, to pay Mr. Gadbaw $25,000 and Mr. Morawetz $30,000 upon the Company raising $3 million in new equity. Mr. Gadbaw will also be paid the balance, if any, due under his separation agreement from 2008. This amount was $46,000 upon signing the agreement in 2008, is payable at $2,000 per month, and $12,000 remains in accounts payable as of December 31, 2011. Mr. Morawetz will also receive a stock option for 75,000 shares at $.35 per share and Mr. Gadbaw will receive a stock option for 160,000 shares at $.35 per share upon the Company raising $3 million.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Basis Of Accounting Policy [Policy Text Block]

Nature of Operations and Continuance of Operations

BioDrain Medical, Inc. (the "Company") was incorporated under the laws of the State of Minnesota in 2002. The Company has developed an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care. The Company also makes ongoing sales of our proprietary cleaning fluid to users of our systems. In April 2009, the Company received 510(k) clearance from the FDA to authorize the Company to market and sell its STREAMWAY® FMS products.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and has a stockholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Since inception, the Company raised approximately $4,107,000 in equity and $2,178,000 in debt financing, including $1,153,000 in equity and $525,000 in convertible debt in 2011. The Company has raised approximately $184,120 in equity and $373,000 in convertible debt in the first and second quarters of 2012. The Company is currently engaged in a private placement of units of common stock and warrants. The Company is also engaged in a corporate restructuring, including actively seeking to convert indebtedness into equity. See “Part II Other Information; Item 5 Other Information”.

Nature of Operations and Continuance of Operations

BioDrain Medical, Inc. (the "Company") was incorporated under the laws of the State of Minnesota in 2002. The Company is developing an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and has a stockholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management hired an investment banker in 2010 to raise an additional $3 to $5 million in new equity. The banker was unable to raise the expected $500,000 by September 30, 2010 and the balance within three months, but the Company raised approximately $229,000 in equity and $605,000 in convertible debt in 2010 and $1,154,000 in equity and $533,000 in convertible debt in 2011 through alternative means. The Company's April 1, 2009 510(k) clearance from the FDA to authorize the Company to market and sell its FMS products is being received very positively. The Company has a private investor that has committed $300,000 to $600,000 in 2012 with potential additional investment subsequent to June 2012.

New Accounting Pronouncements Policy [Policy Text Block]

Recent Accounting Developments

We reviewed all other significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Recent Accounting Developments

In the first quarter of 2011 we adopted new guidance on separating consideration in multiple-deliverable arrangements. The guidance addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting and how the consideration should be allocated among the separate units of accounting. The adoption of this guidance did not have a material impact on our financial statements.

We reviewed all other significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Valuation Of Intangible Assets [Policy Text Block]

Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC 360- Property, Plant and Equipment ("ASC 360"), whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management''s best estimate of the related risks and return at the time the impairment assessment is made.

Our accounting estimates and assumptions bear various risks of change, including the length of the current economic downturn facing the United States, the expansion of the slowdown in consumer spending in the U.S. medical markets despite the early expressed opinions of financial experts that the medical market would not be as affected as other markets and failure to gain acceptance in the medical market.

Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC 360- Property, Plant and Equipment ("ASC 360"), whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management's best estimate of the related risks and return at the time the impairment assessment is made.

Our accounting estimates and assumptions bear various risks of change, including the length of the current economic downturn facing the United States, the expansion of the slowdown in consumer spending in the U.S. medical markets despite the early expressed opinions of financial experts that the medical market would not be as affected as other markets and failure to gain acceptance in the medical market.

Use of Estimates, Policy [Policy Text Block]

Accounting Policies and Estimates

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting Policies and Estimates

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation Of Taxes Collected From Customers Policy [Policy Text Block]

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.	Shipping and Handling Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.
Advertising Costs, Policy [Policy Text Block]

Advertising

Advertising costs are expensed as incurred. There were no advertising expenses in the three and six months ended June 30, 2012 and $0 and $1,100 in the three and six months ended June 30, 2011, respectively.

Advertising Advertising costs are expensed as incurred. There were no advertising expenses for 2011 or 2010.
Research and Development Expense, Policy [Policy Text Block]

Research and Development

Research and development costs are charged to operations as incurred. There were no research and development expenses in the three and six months ended June 30, 2012 and June 30, 2011.

Research and Development Research and development costs are charged to operations as incurred. Research and development costs were $0 and approximately $10,000 for 2011 and 2010, respectively.
Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605- Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. The Company’s standard terms specify that shipment is FOB BioDrain and the Company will, therefore, recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of the STREAMWAY FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, the Company recognizes gross product revenue, which is the price it charges generally to its customers for a particular product. Under the Company’s standard terms and conditions, there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer. The customer’s right of return is limited only to the Company’s standard one-year warranty whereby the Company replaces or repairs, at its option, and it would be rare that the STREAMWAY FMS unit or significant quantities of cleaning solution kits may be returned. Additionally, since the Company buys both the STREAMWAY FMS units and cleaning solution kits from “turnkey” suppliers, the Company would have the right to replacements from the suppliers if this situation should occur.

Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605- Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. The Company’s standard terms specify that shipment is FOB BioDrain and the Company will, therefore, recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of the FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, the Company recognizes gross product revenue, which is the price it charges generally to its customers for a particular product. Under the Company’s standard terms and conditions, there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer. The customer’s right of return is limited only to the Company’s standard one-year warranty whereby the Company replaces or repairs, at its option, and it would be rare that the FMS unit or significant quantities of cleaning solution kits may be returned. Additionally, since the Company buys both the FMS units and cleaning solution kits from “turnkey” suppliers, the Company would have the right to replacements from the suppliers if this situation should occur.

Receivables, Policy [Policy Text Block]

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding at fiscal year end. The Company has determined there will be no losses on balances outstanding at the six months ended June 30, 2012.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding. The Company has determined there will be no losses on balances outstanding at December 31, 2011.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	June 30,	December 31,
	2012	2011

Finished goods	$67,498	$94,331
Raw materials	29,294	3,274
Total	$96,792	$97,605

Inventories

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	December 31,	December 31,
	2011	2010

Finished goods	$94,331	$-
Raw materials	3,274	-
Total	$97,605	$-

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Intangible Assets Policy [Policy Text Block]

Intangible Assets

Intangible assets consist of patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Intangible Assets

Intangible assets consist of trademarks and patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes in accordance with ASC 740- Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2007 remain open to examination by federal and state tax authorities.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740- Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2007 remain open to examination by federal and state tax authorities.

Patents and Intellectual Property Policy [Policy Text Block]

Patents and Intellectual Property

In June 2008, the Company completed and executed an agreement to secure exclusive ownership of the Company’s primary patent from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on STREAMWAY FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent. In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an account payable with the Company) for past research and development activities. Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of $95.00 per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of the Company''s common stock at a price of $.35 per share. The warrant has a five-year term ending on June 30, 2013 and was assigned a value of $28,060 using a Black-Scholes formula. This amount was expensed as consulting expense in 2008 using a five-year expected life, a 3.73% risk-free interest rate, an expected 59% volatility and a zero dividend rate. Should there be a change in control of the Company (defined as greater than 50% of the Company’s outstanding stock or substantially all of its assets being transferred to one independent person or entity), Mr. Ryan will be owed a total of $2 million to be paid out over the life of the patent if the change in control occurs within 12 months of the first sale of the product; or $1 million to be paid out over the life of the patent if the change in control occurs between 12 and 24 months of the first sale of the product; or $500,000 to be paid out over the life of the patent if the change in control occurs between 24 and 36 months of the first sale of the product. There will be no additional payment if a change in control occurs more than 36 months after the first sale of the product.

Patents and Intellectual Property

In June 2008, the Company completed and executed an agreement to secure exclusive ownership of the Company’s primary patent from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on STREAMWAY FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent. In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an account payable with the Company) for past research and development activities. Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of $95.00 per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of the Company's common stock at a price of $.35 per share. The warrant has a five-year term ending on June 30, 2013 and was assigned a value of $28,060 using a Black-Scholes formula. This amount was expensed as consulting expense in 2008 using a five-year expected life, a 3.73% risk-free interest rate, an expected 59% volatility and a zero dividend rate. Should there be a change in control of the Company (defined as greater than 50% of the Company’s outstanding stock or substantially all of its assets being transferred to one independent person or entity), Mr. Ryan will be owed a total of $2 million to be paid out over the life of the patent if the change in control occurs within 12 months of the first sale of the product; or $1 million to be paid out over the life of the patent if the change in control occurs between 12 and 24 months of the first sale of the product; or $500,000 to be paid out over the life of the patent if the change in control occurs between 24 and 36 months of the first sale of the product. There will be no additional payment if a change in control occurs more than 36 months after the first sale of the product.

Subsequent Events, Policy [Policy Text Block]

Subsequent Events

The Board of Directors approved Joshua Kornberg as the Chief Executive Officer/President on July 22, 2012. The Board of Directors also approved David O. Johnson and Bob Myers as Chief Operating Officer and Chief Financial Officer, respectively, on July 1, 2012.

On August 13, 2012, the Company entered into an employment agreement with Joshua Kornberg, who has served as Chief Executive Officer since July 22, 2012 and who served as Interim Chief Executive Officer from April 24, 2012 to July 21, 2012.

On August 13, 2012, the Company entered into employment agreements with David O. Johnson, who has served as Chief Operating Officer since July 1, 2012, and Bob Myers, who has who has served as Chief Financial Officer since July 1, 2012.

Adoption of 2012 Stock Incentive Plan. On August 13, 2012, the Board of Directors of the Company adopted the 2012 Stock Incentive Plan (the “Plan”). The Plan became effective on that date. The Company intends to seek shareholder approval of the Plan in 2012 so that stock options may be granted under the Plan in the future that qualify as incentive stock options under the Code. The Plan is intended to replace the 2008 Equity Incentive Plan (the “2008 Plan”). Currently, options to purchase 4,263,042 shares of Common Stock are outstanding under the 2008 Plan. No further awards will be made under the 2008 Plan, although awards granted prior to August 11, 2012 continue to be governed by the 2008 Plan. See “Part II Other Information; Item 5 Other Information”.

Letter Agreement With Investors Regarding Forbearance and Dilution Protection. On August 13, 2012, the Company entered into a letter agreement with Dr. Samuel Herschkowitz, his affiliate, Atlantic Partners Alliance (“APA”), and SOK Partners, LLC (“SOK”), an investment partnership. Dr. Herschkowitz and Joshua Kornberg, the Chief Executive Officer of the Company, are managers of APA and SOK Partners. Under the letter agreement, among other things, (i) Dr. Herschkowitz agreed to forbear from asserting his rights as a secured creditor to substantially all of the Company’s assets, resulting from the Company’s defaults; (ii) the Company agreed to issue shares of common stock to Dr. Herschkowitz and SOK and adjust the conversion price of their convertible notes to satisfy the Company’s obligations to protect them against dilution under a prior letter agreement; (iii) Dr. Herschkowitz and SOK agreed to extend the maturity of their notes; (iv) The Company agreed to pay certain compensation to Dr. Herschkowitz upon the achievement of financial milestones and (v) Dr. Herschkowitz clarified and waived certain of his rights, including the right to interest at a penalty rate upon default.

Private Placement of Common Stock and Warrants. The Company continues to make sales of units of common stock at a price of $0.07 per share and warrants to purchase an equal number of shares at an exercise price of $0.15 per share. See Part II, Item 2, “Unregistered Sales of Equity Securities and Use of Proceeds.” The Company has raised a total of $280,000 in this private placement, selling a total of 3,999,857 shares of common stock and issuing warrants for a total of 3,999,857 shares.

Other Restructuring. The Company continues an ongoing restructuring process negotiating with a significant number of creditors other than Dr. Herschkowitz and SOK to convert their indebtedness into common stock. The Company has evaluated all other subsequent events through the date of this filing. The Company does not believe there are any other subsequent events that require disclosure.

Subsequent Events

The Company has evaluated subsequent events through the date of this filing.  On March 28, 2012, BioDrain Medical, Inc. (the “Company”), entered into a Convertible Note Purchase Agreement, dated as of March 28, 2012 (the “SOK Purchase Agreement”) between the Company and SOK Partners, LLC (“SOK Partners”), an investment partnership. Josh Kornberg, who is a member of the Company’s Board of Directors, and Dr. Samuel Herschkowitz are affiliates of the manager of SOK Partners. Pursuant to the SOK Purchase Agreement, the Company issued a 20.0% convertible note due August 2012 in the principal amount of up to $600,000. Principal and accrued interest on the note are due and payable on August 28, 2012. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The SOK Purchase Agreement and the note include customary events of default that include, among other things, non-payment defaults, covenant defaults, inaccuracy of representations and warranties, cross-defaults to other indebtedness and bankruptcy and insolvency defaults. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the note, and interest rate of twenty-four (24%) percent per annum accrues if the note is not paid when due.

On March 28, 2012, the Company received an advance of $84,657 under the note, including a cash advance of $60,000 net of a prepayment of interest on the first $300,000 in advances under the note. The holder of the note is entitled to convert the note into shares of common stock of the Company at an initial conversion price per share of $0.065 per share, subject to adjustment in the event of (1) certain issuances of common stock or convertible securities at a price lower than the conversion price of the note, and (2) recapitalizations, stock splits, reorganizations and similar events. In addition, the Company is required to issue two installments of an equity bonus to SOK Partners in the form of common stock valued at the rate of $0.065 per share. In April 2012, the Company issued the first equity bonus to SOK Partners, consisting of 4,615,385 shares of common stock, with a second installment due within five business days after SOK Partners has made aggregate advances under the note of at least $300,000. Until the maturity date of the note, if the Company obtains financing from any other source without the consent of SOK Partners, then the Company is required to issue additional bonus equity in an amount equal to $600,000 less the aggregate advances on the note made prior to the breach.

As long as any amount payable under the note remains outstanding, SOK Partners or its designee is entitled to appoint a special advisor to the Company’s Board of Directors, who will be appointed as a member of the Board upon request.

The foregoing description does not purport to be complete and is qualified in its entirety by the terms and conditions of the SOK Purchase Agreement, including the form of note, which is filed as an exhibit to this Annual Report on Form 10-K.

On March 28, 2012, the Company signed an Amended and Restated Note Purchase Agreement, dated as of December 20, 2011, with Dr. Samuel Herschkowitz (as amended, the “Herschkowitz Purchase Agreement”). Pursuant to the Herschkowitz Purchase Agreement, the Company issued a 20.0% convertible note due June 20, 2012 in the principal amount of $240,000 for previous advances under the note. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The Company has previously issued to Dr. Herschkowitz an equity bonus consisting of 1,546,667 shares of common stock. An additional 7,500,000 shares are required to be transferred to Dr. Herschkowitz upon the occurrence of an event of default on the note.

As long as any amount payable under the note remains outstanding, Dr. Herschkowitz or his designee is entitled to appoint a special advisor to the Company’s Board of Directors, who will be appointed as a member of the Board upon request. Pursuant to this authority, Josh Kornberg was appointed to the Board on March 9, 2012. The Company does not believe there are other subsequent events that require disclosure.

Subsequent to year end an institutional investor converted $92,000 of Convertible Debt to 1,647,048 shares of common stock

Reclassification, Policy [Policy Text Block]

Reclassifications

Certain amounts in the prior period’s financial statements have been reclassified to conform with the 2011 presentation.  These reclassifications had no effect on the net loss or stockholders’ deficit for any period.

Interim Financial Statements Policy [Policy Text Block]

Interim Financial Statements

The Company has prepared the unaudited interim financial statements and related unaudited financial information in the footnotes in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. These interim financial statements reflect all adjustments consisting of normal recurring accruals, which, in the opinion of management, are necessary to present fairly the Company’s financial position, the results of its operations and its cash flows for the interim periods. These interim financial statements should be read in conjunction with the annual financial statements and the notes thereto contained in the Form 10-K filed with the SEC on April 16, 2012, as amended. The nature of the Company’s business is such that the results of any interim period may not be indicative of the results to be expected for the entire year.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	June 30,	December 31,
	2012	2011

Finished goods	$67,498	$94,331
Raw materials	29,294	3,274
Total	$96,792	$97,605

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	December 31,	December 31,
	2011	2010

Finished goods	$94,331	$-
Raw materials	3,274	-
Total	$97,605	$-

Property, Plant and Equipment [Table Text Block]	Estimated useful asset life by classification is as follows:
Years
Computers and office equipment	3
Furniture and fixtures	5
Estimated useful asset life by classification is as follows:
Years
Computers and office equipment	3
Furniture and fixtures	5

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01

Outstanding at December 31, 2011	5,797,611	0.11	26,882,251	0.23

Issued			87,500	0.20
Expired	(382,716)	0.01	(648,597)	0.35
Exercised

Outstanding at March 31, 2012	5,414,895	0.12	26,321,154	0.21

Issued			2,601,285	0.15
Expired	(345,679)	0.01	(1,170,000)	0.62
Exercised	(412,963)	0.01
Outstanding at June 30, 2012	4,656,253	$0.13	27,752,439	$0.19

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01
Outstanding at December 31, 2011	5,797,611	$0.11	26,882,251	$0.23

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

The following summarizes the status of options and warrants outstanding at June 30, 2012:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	1,785,268	3.82
$0.15	2,060,000	1.88
$0.35	775,000	0.87
$0.50	30,000	0.37
$1.67	5,985	0.37
Total	4,656,253

Warrants:
$0.01	200,000	3.44
$0.02	71,826	1.95
$0.075	8,657,746	1.84
$0.10	2,328,572	1.39
$0.12	500,000	1.84
$0.13	631,429	1.89
$0.15	3,934,618	3.40
$0.16	500,000	1.77
$0.17	1,882,353	1.77
$0.18	200,000	1.61
$0.20	2,532,739	1.58
$0.25	1,375,000	2.24
$0.35	350,000	0.61
$0.46	3,828,606	0.60
$0.65	759,550	0.59
Total	27,752,439

Stock options and warrants expire on various dates from July 2012 to July 2021.

The following summarizes the status of options and warrants outstanding at December 31, 2011:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	2,926,626	8.97
$0.15	2,060,000	8.60
$0.35	775,000	1.55
$0.50	30,000	0.87
$1.67	5,985	0.87
Total	5,797,611

Warrants:
$0.01	200,000	3.94
$0.02	71,826	2.45
$0.075	4,657,745	2.52
$0.10	2,328,572	1.93
$0.12	500,000	2.33
$0.13	631,429	1.78
$0.15	5,333,334	2.16
$0.16	500,000	2.27
$0.17	1,882,353	2.27
$0.18	200,000	2.11
$0.20	2,445,239	2.05
$0.25	1,375,000	2.74
$0.35	998,597	0.49
$0.46	4,028,606	0.95
$0.65	1,729,550	0.66
Total	26,882,251

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The following table is the listing of stock options and warrants as of June 30, 2012 by year of grant:

Stock Options:
Year	Shares	Price
2007	5,985	$1.67
2008	1,243,292	.01-.35
2009	105,000	.35-.50
2010	2,060,000	.15
2011	1,241,976	.01
2012	-	-
Total	4,656,253	$.01-1.67

Warrants:
Year	Shares	Price
2006	35,913	$.02
2007	-	-
2008	2,771,629	.02-.46
2009	598,207	.13-.65
2010	3,435,662	.01-.65
2011	18,222,243	.075-.25
2012	2,688,785	.15-.20
Total	27,752,439	$.01-1.67

The following table is the listing of stock options and warrants as of December 31, 2011 by year of grant:

Stock Options:

Year	Shares	Price
2006	-	$-
2007	5,985	1.67
2008	1,243,292	.01-.35
2009	105,000	.35-.50
2010	2,060,000	.15
2011	2,383,334	.01
Total	5,797,611	$.01-1.67

Warrants:
Year	Shares	Price
2006	35,913	$.02
2007	28,502	.35
2008	2,971,629	.02-.46
2009	2,188,302	.13-.65
2010	3,435,662	.01-.65
2011	18,222,243	.075-.25
Total	26,882,251	$.01-1.67

LOSS PER SHARE (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended June 30,		Six Months Ended June 30,		Period from April 23, 2002 (Inception) to June 30,
	2012	2011	2012	2011	2012
Numerator:
Net loss available in basic and diluted calculation	$(2,135,775)	$(388,106)	$(2,849,142)	$(864,819)	$(14,718,098)

Denominator:
Weighted average common shares outstanding-basic	54,656,895	22,659,526	44,619,113	19,630,580	7,920,827

Effect of diluted stock options and warrants (1)		-	-

Weighted average common shares outstanding-diluted	54,656,895	22,659,526	44,619,113	19,630,580	7,920,827

Loss per common share-basic and diluted	$(0.04)	$(0.02)	$(0.06)	$(0.04)	$(1.86)

(1) The number of shares underlying options and warrants outstanding as of June 30, 2012 and June 30, 2011 are 32,408,692 and 24,679,688 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

The following table presents the shares used in the basic and diluted loss per common share computations:

			From
	Year Ended		April 23, 2002
	December 31,		(Inception) To
	2011	2010	December 31, 2011
Numerator:
Net loss available in basic and diluted calculation	$(4,486,879)	$(1,352,709)	$(11,868,956)

Denominator:
Weighted average common shares outstanding-basic	24,282,433	12,771,683	5,805,714

Effect of dilutive stock options and warrants (1)	-	-	-

Weighted average common shares outstanding-diluted	24,282,433	12,771,683	5,805,714

Loss per common share-basic and diluted	$(0.18)	$(0.11)	$(2.04)

INCOME TAXES (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The components of deferred income taxes at June 30, 2012 and December 31, 2011 are as follows:

	June 30,	December 31,
	2012	2011

Deferred Tax Asset:
Net Operating Loss	$3,290,000	$2,626,000
Other	57,000	49,000
Total Deferred Tax Asset	3,347,000	2,675,000
Less Valuation Allowance	3,347,000	2,675,000
Net Deferred Income Taxes	$—	$—

The components of deferred income taxes at December 31, 2011 and December 31, 2010 are as follows:

	December 31,	December 31,
	2011	2010

Deferred Tax Asset:
Net Operating Loss	$2,626,000	$1,579,000
Other	49,000	56,000
Total Deferred Tax Asset	2,675,000	1,635,000
Less Valuation Allowance	2,675,000	1,635,000
Net Deferred Income Taxes	$—	$—

LONG-TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Long-term debt is as follows:

	June 30, 2012	December 31, 2011
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance was payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	100,000	98,659
Note payable issued on October 26, 2009 to the parents of one the Company’s former directors. The note bears interest at 8%, matured on March 31, 2012 and is convertible into shares of common stock at $.35 per share.	100,000	100,000
Notes payable issued to two individuals in January, 2010. The notes bear interest at 8% and matured on March 31, 2012. The notes were converted into shares of common stock.	-	100,000
Note payable issued on June 12, 2010 to the parents of one of the Company's former directors, net of a discount of $0 and $14,931. The note bears interest at 12%, matured on March 31, 2012, and is convertible into common stock at $.18 per share.	200,000	185,069
Note payable issued on June 14, 2011 to an institutional investor. The note accrued interest at 8%, during the three months ended March 31, 2012. The note was converted into shares of common stock.	-	63,000
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matured on April 16, 2012. The note was converted into shares of common stock.	-	37,500
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matured on March 15, 2012 and is convertible into common stock at $.18 per share.	100,000	100,000
Note payable issued on December 23, 2010 to the parents of one of our former directors, net of a discount of $0 and $4,960. The note bears interest at 12%, matures December 23, 2012 and is convertible into common stock at $.084 per share.	16,800	11,840
Note payable issued December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The Note had interest at 6%. The note was converted into shares of common stock.	-	457,300
Note payable issued on September 21, 2010 to the parents of one of our former directors, net of a discount of $0 and $0. The note bears interest at 12%, matures December 23, 2012 and is convertible into shares of common stock at $.18 per share.	32,000	32,000
Notes payable issued in January 2011 to three individuals, net of a debt discount of $0 and $23,954. The notes bear interest at 10%, have a 24 month term and are convertible into common stock at $0.084 to $0.10 per share.	50,000	126,046
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The Note bears interest at 6%, matures December 31, 2014 and is convertible into common stock at $.15 per share.	89,300	89,300
On November 18, 2011 the Company issued a convertible note with an institutional investor at 8% interest. The note was converted into shares of common stock.	-	50,000
Note payable issued in 2006, and then extended to March 31, 2012, to an investor for $.35 per share of common stock, the note bears interest at 10.25%	10,000	10,000
Total	$698,100	$1,460,714
Less amount due within one year – (1)	608,800	830,561
Long-Term Debt	$89,300	$630,153

(1) The short-term notes have all matured except for the $16,800 that matures in December 2012. The Company is currently negotiating with the note holders.

Long-term debt is as follows:

	December 31, 2011	December 31, 2010
Note payable to bank in monthly installments of $1,275/including variable interest at 2% above the prevailing prime rate (3.25% at December 31, 2010). The final payment under the note was made in September 2011. The note was personally guaranteed by former executives of the Company.	$—	$10,267
Notes payable to two individuals, net of discounts of $1,341 and $9,390 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	98,659	90,610
Note payable issued on October 26, 2009 to the parents of one of the Company's directors, net of a discount of $0 and $12,360 discount, with interest at 8% to March 31, 2012 when the remaining balance is payable and convertible into shares of common stock at $.35 per share.	100,000	87,640
Notes payable issued to two individuals in January 2010. The notes bear interest at 8%, mature March 31, 2012 and are convertible into shares of common stock at 50% of the weighted average closing bid price over any 10 consecutive days of trading.	100,000	100,000
Note payable issued on June 12, 2010 to the parents of one of the Company's directors, net of a discount of $14,931 and $67,629. The note bears interest at 12% to March 31, 2012 when the remaining balance is payable, and is convertible into shares of common stock at $.18 per share.	185,069	132,371
Note payable issued on August 2, 2010 to an institutional investor. The note accrued interest at 8%, matured May 4, 2011 and was convertible into shares of common stock at 50% of the average of the three lowest closing prices in any 10 day trading period. $20,000 was converted in the three months ended March 31, 2011 and $30,000, plus accrued interest, was converted in the three months ended June 30, 2011.	—	50,000
Note payable issued on June 14, 2011 to an institutional investor. The note bears interest at 8%, matures June 14, 2012 and is convertible into shares of common stock at 55% of the average of the five lowest closing prices in any 10 day trading period.	63,000	—
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matures April 16, 2012 and is convertible into shares of common stock at 60% of the average of the five lowest closing prices in any 10 day trading period.	37,500	—
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and is convertible into shares of common stock at $.18 per share.	100,000	100,000
Note payable issued on December 23, 2010 to the parents of one of the Company’s directors, net of a discount of $4,960 and $7,229. The note bears interest at 10%, matures December 23, 2012 and is convertible into shares of common stock at $.084 per share.	11,840	9,571
Note payable issued on December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures December 31, 2014 and is convertible into shares of common stock at $.15 per share.	457,300	457,300
Note payable issued on December 23, 2010 to a private investor. The note matured April 30, 2011, is paid, and accrued interest at 10%.	-	6,000
Note payable issued on September 21, 2010 to the parents of one of the Company’s directors, net of a discount of $0 and $12,702. The note bears interest at 12%, matures March 30, 2012 and is convertible into shares of common stock at $.18 per share.	32,000	19,298
Notes payable issued in January 2011 to three individuals, net of a debt discount of $23,954. The notes bear interest at 10%, have a 24-month term and are convertible into shares of common stock at $0.084 to $0.10 per share.	126,046	—
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures January 1, 2015 and is convertible into shares of common stock at $.15 per share.	89,300	—
On November 18, 2011 the Company issued a convertible note with an institutional investor at 8% interest convertible into common stock at 60% of the average of the five lowest closing prices in any ten day trading period. The note matures on August 21, 2012.	50,000	—
Total	1,450,714	1,063,056
Less amount due within one year	820,561	66,267
Long-Term Debt	$630,153	$996,789

Schedule Of Principal Payment [Table Text Block]	Principal payments required during the 12 month periods ended June 30:
2013	$1,206,082
2014	$0
2015	$89,300
Principal payments required during the years 2012 to 2015 are as follows:
2012	$1,084,300
2013	$100,000
2014	$457,300
2015	$89,300

RENT OBLIGATION (Table)	12 Months Ended
Dec. 31, 2011
Rent Obligation [Abstract]
Schedule of Rent Expense [Table Text Block]	The Company’s rent obligation for the years 2012 and 2013 is as follows:
2012	$31,000
2013	$26,000

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The inputs to the Black-Scholes model during 2009, 2010, 2011 and 2012 were as follows:

Stock price	$ .08 to $.50
Exercise price	$ .01 to $.65
Expected life	2.0 to 6.5 years
Expected volatility	54% to 68%
Assumed dividend rate	- %
Risk-free interest rate	.13% to 2.97%

The inputs to the Black-Scholes model during 2009, 2010 and 2011 were as follows:

Stock price	$ .08 to $.50
Exercise price	$ .01 to $.65
Expected life	2.0 to 6.5 years
Expected volatility	54% to 68%
Assumed dividend rate	- %
Risk-free interest rate	.13% to 2.97%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The original valuations, annual gain/(loss) and end of year valuations are shown below:

	Initial Value	Annual Gain (Loss)	Value at 12/31/09	2010 Gain (Loss)	Value at 12/31/10	2011 Gain (Loss)	Value at 12/31/2011	2012 Gain (Loss)	Value at 6/30/2012

January 1, 2009 adoption	$479,910	$(390,368)	$870,278	$868,772	$1,506	$(88,290)	$89,796	$43,266	$46,530
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	147,403	1,604	(4,689)	6,293	6,293	-
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,481	40,419	62	(1,562)	1,624	1,608	16
Warrants issued in quarter ended 12/31/2009	12,698	617	12,081	12,053	28	(724)	752	556	196
Subtotal	702,205		1,071,847
Warrants issued in quarter ended 3/31/2010	25,553			25,014	539	(5,571)	6,109	3,209	2,900
Warrants issued in quarter ended 6/30/2010	31,332			30,740	592	(6,122)	6,714	3,247	3,467
Warrants issued in quarter ended 9/30/2010	31,506			20,891	10,615	(44,160)	54,775	1,418	53,357
Total	$790,596	$(369,642)	$1,071,847	$1,145,292	$14,946	$(151,118)	$166,063	$59,597	$106,466

The original valuations, annual gain (loss) and end of year valuations are shown below:

	Initial Value	Annual Gain (Loss)	Value at 12/31/09	2010 Gain (Loss)	Value at 12/31/10	2011 Gain (Loss)	Value at 12/31/2011
January 1, 2009 adoption	$479,910	$(390,368)	$870,278	$868,772	$1,506	$(88,290)	$89,796
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	147,403	1,604	(4,689)	6,293
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,481	40,419	62	(1,562)	1,624
Warrants issued in quarter ended 12/31/2009	12,698	617	12,081	12,053	28	(724)	752
Subtotal	$702,205		$1,071,847
Warrants issued in quarter ended 3/31/2010	25,553			25,014	539	(5,571)	6,109
Warrants issued in quarter ended 6/30/2010	31,332			30,740	592	(6,122)	6,714
Warrants issued in quarter ended 9/30/2010	31,506			20,811	10,615	(44,160)	54,775

Total	$790,596	$(369,642)	$1,071,847	$1,145,292	$14,946	$(151,118)	$166,072

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finished goods	$ 67,498	$ 94,331	$ 0
Raw materials	29,294	3,274	0
Total	$ 96,792	$ 97,605	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Office Equipment [Member]
Property Plant and Equipment Useful Life	3 years	3 years
Furniture and Fixtures [Member]
Property Plant and Equipment Useful Life	5 years	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended				122 Months Ended	124 Months Ended	126 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2012	Aug. 13, 2012	Oct. 08, 2012	Aug. 31, 2012	Mar. 28, 2012	Dec. 31, 2008 Patents [Member]	Jun. 30, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Mar. 28, 2012 First Advance [Member]	Dec. 31, 2011 First Advance [Member]	Jun. 30, 2012 Sok Partners [Member]	Dec. 31, 2011 Sok Partners [Member] Subsequent Event [Member]	Dec. 31, 2011 Dr Herschkowitz [Member]	Dec. 20, 2011 Dr Herschkowitz [Member]	Dec. 31, 2011 Dr Herschkowitz [Member] Subsequent Event [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Jun. 30, 2012 Minimum [Member] Subsequent Event [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Jun. 30, 2012 Maximum [Member] Subsequent Event [Member]
Stockholders' Equity, Period Increase (Decrease)							$ 184,120
Debt Instrument, Increase (Decrease) for Period, Net						373,000
Proceeds from Issuance of Private Placement																280,000					433,446.51
Expected Future Investment From Private Investor																																					175,000								475,000
Percentage Of Royalty To Be Paid On Patent														4.00%
Payments Made To Acquire Patent														75,000
Research and Development Expense						0		0	0	0	0	10,000	100,000
Compensation For Product Development, Rate Per Hour													95
Stock Issued During Period, Shares, Share-based Compensation, Gross																				150,000
Equity Issuance Per Share Amount	$ 0.2	$ 0.084	$ 0.18	$ 0.46	$ 0.65						$ 1.67						$ 1.67			$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									2 years 6 months											5 years										2 years	3 years	3 years	3 years	2 years	2 years	2 years 6 months		6 years 6 months	6 years 6 months	10 years	10 years	6 years 6 months	6 years 6 months	7 years 6 months
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date																				Jun 30, 2013
Stock Issued During Period, Value, Share-based Compensation, Gross																				28,060
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									0.38%				1.37%							3.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									63.00%											59.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%		0.00%	0.00%	0.00%	0.00%						0.00%
Change In Control Of Entity, Description														Should there be a change in control of the Company (defined as greater than 50% of the Company''''s outstanding stock or substantially all of its assets being transferred to one independent person or entity).
Payments Made To Patent Inventor, If Change In Control Occurs, In Year One														2,000,000
Payments Made To Patent Inventor, If Change In Control Occurs, In Year Two														1,000,000
Payments Made To Patent Inventor, If Change In Control Occurs, In Year Three														500,000
Payments Made To Patent Inventor, If Change In Control Occurs, After Year Three														0
Convertible Notes Payable						67,000			67,000						67,000
Debt Instrument, Convertible, Conversion Amount																					8,500
Proceeds From Issuance Of Equity One															4,107,000
Proceeds from Issuance of Debt		16,800	32,000	200,000	100,000										2,178,000
Proceeds From Issuance Of Equity Two															1,153,000
Proceeds from Convertible Debt															525,000
Advertising Expense						0		0	0	1,100
Warrants Issued During Period One																800,000
Warrants Exercise Price One																$ 0.1					$ 6,192,094
Warrants Expiration Date One																Aug 11, 2015
Common Stock, Shares, Issued											32,074,000					67,316,108	98,603,584	1,166,667										1,546,667
Payment For Which Common Stock Shares Issued																175,000
Common Stock Shares Issued Price Per Share																$ 0.15
Date From Which Warrants Exercisable																Jul 2, 2008
Warrants Issued During Period Two																571,429
Warrants Exercise Price Two																$ 0.46					$ 6,192,094
Warrants Expiration Date Two																Jul 2, 2014
Additional Warrants Issued During Period																200,000					0
Additional Warrants Exercise Price																$ 0.15
Additional Warrants Expiration Date																Jun 29, 2017
Options Issued During Period																700,000
Options Exercise Price																$ 0.15
Options Expiration Date																Jun 29, 2017
Stock Incentive Plan Initiation Date																Aug 13, 2012
Shares																4,263,042	4,263,042
Share Price																$ 0.07
Warrants Exercise Price Private Placement																$ 0.15
Common Stock Shares Sold In Private Placement																3,999,857
Warrants Issued In Private Placement																3,999,857
Convertible Debt		605,000									533,000	605,000
Additional Equity																																	3,000,000								5,000,000
Unable To Raise Additional Capital											500,000
Members' Equity		1,154,000									1,154,000	1,154,000
Other Additional Capital																																	300,000								600,000
Convertible Note Percentage																										20.00%	20.00%		20.00%
Convertible Note Due Date																										August 2012			20-Jun-12
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.						100,000			100,000		98,659				100,000										357,282	600,000		225,000	240,000
Debt Instrument, Convertible, Effective Interest Rate						24.00%					24.00%
Advance Under Note											84,657												300,000	300,000	300,000	300,000
Cash Advance Net Of Interest											60,000								60,000
Debt Instrument, Convertible, Conversion Price						$ 0.065			$ 0.065		$ 0.35				$ 0.065											$ 0.065
Common stock, par value (in dollars per share)		$ 0.01				$ 0.01			$ 0.01		$ 0.01	$ 0.01			$ 0.01											$ 0.065
Issuance of common 10/23/02, $1.67/share (in shares)												4,552,862														4,615,385			1,546,667
Stock Transferred On Default Of Note																											7,500,000		7,500,000
Stock Issued During Period, Value, Conversion of Units						$ 600,000																$ 92,000
Stock Issued During Period, Shares, Conversion of Units																						1,647,048			4,615,385

DEVELOPMENT STAGE OPERATIONS (Details Textual) (USD $)	1 Months Ended					6 Months Ended	12 Months Ended	126 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jun. 30, 2012	Dec. 31, 2011	Oct. 08, 2012	Aug. 31, 2012	Aug. 13, 2012
Entity Incorporation, Date Of Incorporation						Apr 23, 2002	Apr 23, 2002
Common Stock, Shares, Issued							32,074,000	98,603,584	1,166,667	67,316,108
Equity Issuance Per Share Amount	$ 0.2	$ 0.084	$ 0.18	$ 0.46	$ 0.65		$ 1.67	$ 1.67

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details) (USD $)	Oct. 08, 2012	Aug. 13, 2012	Jun. 30, 2012 Warrant [Member]		Mar. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Jun. 30, 2012 Stock Option [Member]		Mar. 31, 2012 Stock Option [Member]		Dec. 31, 2011 Stock Option [Member]		Dec. 31, 2010 Stock Option [Member]		Dec. 31, 2009 Stock Option [Member]		Dec. 31, 2008 Stock Option [Member]		Dec. 31, 2007 Stock Option [Member]		Dec. 31, 2006 Stock Option [Member]
Outstanding Number Of Shares	4,263,042	4,263,042	26,321,154	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]	5,797,611	[1]	5,797,611	[2]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Number of Shares			2,601,285	[1]	(87,500)	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]					2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Expired - Number of Shares			(1,170,000)	[1]	(648,597)	[1]	(2,010,917)	[1]	(8,979)	[1]			(11,971)	[1]					(345,679)	[1]	(382,716)	[1]	(83,941)	[1]	(207,956)	[1]
Exercised - Number of Shares									(128,571)	[1]									(412,963)				(100,000)	[1]
Outstanding Number Of Shares	4,263,042	4,263,042	27,752,439	[1]	26,321,154	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	5,414,895	[1]	5,797,611	[1]	5,797,611	[2]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]
Outstanding - Average Exercise Price			$ 0.21	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]	$ 0.11	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]
Issued - Average Exercise Price			$ 0.15	[1]	$ 0.2	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]	$ 0.01				$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Expired - Average Exercise Price			$ 0.62	[1]	$ 0.35	[1]	$ 0.48	[1]	$ 1.67	[1]			$ 3.76	[1]					$ 0.01	[1]	$ 0.01	[1]	$ 0.73	[1]	$ 0.43	[1]
Exercised - Average Exercise Price									$ 0.46	[1]									$ 0.01	[1]			$ 0.01	[1]
Outstanding - Average Exercise Price			$ 0.19	[1]	$ 0.21	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 0.12	[1]	$ 0.11	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.
[2]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	6 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended																			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Oct. 08, 2012	Aug. 13, 2012	Jun. 30, 2012 Warrant One [Member]	Jun. 30, 2012 Warrant One [Member]	Dec. 31, 2011 Warrant One [Member]	Jun. 30, 2012 Warrant Two [Member]	Jun. 30, 2012 Warrant Two [Member]	Dec. 31, 2011 Warrant Two [Member]	Jun. 30, 2012 Warrant Three [Member]	Dec. 31, 2011 Warrant Three [Member]	Jun. 30, 2012 Warrant Four [Member]	Jun. 30, 2012 Warrant Four [Member]	Dec. 31, 2011 Warrant Four [Member]	Jun. 30, 2012 Warrant Five [Member]	Jun. 30, 2012 Warrant Five [Member]	Dec. 31, 2011 Warrant Five [Member]	Jun. 30, 2012 Warrant Six [Member]	Dec. 31, 2011 Warrant Six [Member]	Jun. 30, 2012 Warrant Seven [Member]	Dec. 31, 2011 Warrant Seven [Member]	Jun. 30, 2012 Warrant Eight [Member]	Jun. 30, 2012 Warrant Eight [Member]	Dec. 31, 2011 Warrant Eight [Member]	Jun. 30, 2012 Warrant Nine [Member]	Dec. 31, 2011 Warrant Nine [Member]	Jun. 30, 2012 Warrant Ten [Member]	Dec. 31, 2011 Warrant Ten [Member]	Jun. 30, 2012 Warrant Eleven [Member]	Jun. 30, 2012 Warrant Eleven [Member]	Dec. 31, 2011 Warrant Eleven [Member]	Jun. 30, 2012 Warrant Twelve [Member]	Dec. 31, 2011 Warrant Twelve [Member]	Jun. 30, 2012 Warrant Thirteen [Member]	Jun. 30, 2012 Warrant Thirteen [Member]	Dec. 31, 2011 Warrant Thirteen [Member]	Jun. 30, 2012 Warrant Fourteen [Member]	Jun. 30, 2012 Warrant Fourteen [Member]	Dec. 31, 2011 Warrant Fourteen [Member]	Jun. 30, 2012 Warrant Fifteen [Member]	Dec. 31, 2011 Warrant Fifteen [Member]	Jun. 30, 2012 Warrant [Member]		Mar. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Dec. 31, 2005 Warrant [Member]		Jun. 30, 2012 Stock Options One [Member]	Dec. 31, 2011 Stock Options One [Member]	Jun. 30, 2012 Stock Options Two [Member]	Dec. 31, 2011 Stock Options Two [Member]	Jun. 30, 2012 Stock Options Three [Member]	Dec. 31, 2011 Stock Options Three [Member]	Jun. 30, 2012 Stock Options Four [Member]	Dec. 31, 2011 Stock Options Four [Member]	Jun. 30, 2012 Stock Options Five [Member]	Dec. 31, 2011 Stock Options Five [Member]	Jun. 30, 2012 Stock Option [Member]		Mar. 31, 2012 Stock Option [Member]		Dec. 31, 2011 Stock Option [Member]		Dec. 31, 2010 Stock Option [Member]		Dec. 31, 2009 Stock Option [Member]		Dec. 31, 2008 Stock Option [Member]		Dec. 31, 2007 Stock Option [Member]		Dec. 31, 2006 Stock Option [Member]		Dec. 31, 2005 Stock Option [Member]
RangeofExercisePrices				$ 0.01	$ 0.01	$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.075	$ 0.075	$ 0.1	$ 0.1	$ 0.1	$ 0.12	$ 0.12	$ 0.12	$ 0.13	$ 0.13	$ 0.15	$ 0.15	$ 0.16	$ 0.16	$ 0.16	$ 0.17	$ 0.17	$ 0.18	$ 0.18	$ 0.2	$ 0.2	$ 0.2	$ 0.25	$ 0.25	$ 0.35	$ 0.35	$ 0.35	$ 0.46	$ 0.46	$ 0.46	$ 0.65	$ 0.65	$ 0.19	[1]	$ 0.21	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]	$ 0.01	$ 0.01	$ 0.15	$ 0.15	$ 0.35	$ 0.35	$ 0.5	$ 0.5	$ 1.67	$ 1.67	$ 0.12	[1]	$ 0.11	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]
Shares		4,263,042	4,263,042	200,000	200,000	35,913	71,826	71,826	71,826	8,657,746	2,771,629	2,328,572	2,328,572	2,328,572	500,000	500,000	500,000	631,429	631,429	1,333,333	5,333,334	500,000	500,000	500,000	1,882,353	1,882,353	200,000	200,000	2,532,739	2,532,739	2,445,239	1,375,000	1,375,000	350,000	350,000	998,597	4,028,606	4,028,606	4,028,606	1,729,550	1,729,550	27,752,439	[1]	26,321,154	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]	2,543,910	2,926,626	2,060,000	5,985	775,000	1,243,292	30,000	105,000	5,985	5,985	5,414,895	[1]	5,797,611	[1]	5,797,611	[2]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Weighted Average Remaining Life	2 years 6 months			3 years 8 months 8 days	3 years 5 months 8 days	3 years 11 months 8 days	2 years 2 months 12 days	1 year 11 months 12 days	2 years 5 months 12 days	1 year 10 months 2 days	2 years 6 months 7 days	1 year 8 months 4 days	1 year 4 months 20 days	1 year 11 months 4 days	2 years 2 days	1 year 10 months 2 days	2 years 3 months 28 days	1 year 10 months 20 days	1 year 9 months 10 days	3 years 4 months 24 days	2 years 1 month 27 days	2 years 7 days	1 year 9 months 7 days	2 years 3 months 7 days	1 year 9 months 7 days	2 years 3 months 7 days	1 year 7 months 9 days	2 years 1 month 9 days	1 year 8 months 22 days	1 year 17 months 12 days	2 years 18 days	2 years 2 months 26 days	2 years 8 months 26 days	10 months 10 days	7 months 9 days	5 months 26 days	8 months 12 days	7 months 6 days	11 months 12 days	7 months 2 days	7 months 27 days																			3 years 9 months 26 days	8 years 10 months 13 days	1 year 10 months 17 days	8 years 7 months 6 days	10 months 13 days	1 year 6 months 18 days	4 months 13 days	10 months 13 days	4 months 13 days	10 months 13 days

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.
[2]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	Oct. 08, 2012	Aug. 13, 2012	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Warrant One [Member]	Dec. 31, 2006 Warrant One [Member]	Jun. 30, 2012 Warrant One [Member]	Dec. 31, 2011 Warrant Two [Member]	Dec. 31, 2007 Warrant Two [Member]	Jun. 30, 2012 Warrant Two [Member]	Dec. 31, 2008 Warrant Three [Member]	Jun. 30, 2012 Warrant Three [Member]	Dec. 31, 2011 Warrant Three [Member]	Dec. 31, 2011 Warrant Three [Member] Minimum [Member]	Dec. 31, 2008 Warrant Three [Member] Minimum [Member]	Dec. 31, 2011 Warrant Three [Member] Maximum [Member]	Dec. 31, 2008 Warrant Three [Member] Maximum [Member]	Dec. 31, 2009 Warrant Four [Member]	Jun. 30, 2012 Warrant Four [Member]	Dec. 31, 2011 Warrant Four [Member]	Dec. 31, 2011 Warrant Four [Member] Minimum [Member]	Dec. 31, 2009 Warrant Four [Member] Minimum [Member]	Dec. 31, 2011 Warrant Four [Member] Maximum [Member]	Dec. 31, 2009 Warrant Four [Member] Maximum [Member]	Dec. 31, 2010 Warrant Five [Member]	Jun. 30, 2012 Warrant Five [Member]	Dec. 31, 2011 Warrant Five [Member]	Dec. 31, 2011 Warrant Five [Member] Minimum [Member]	Dec. 31, 2010 Warrant Five [Member] Minimum [Member]	Dec. 31, 2011 Warrant Five [Member] Maximum [Member]	Dec. 31, 2010 Warrant Five [Member] Maximum [Member]	Dec. 31, 2011 Warrant Six [Member]	Jun. 30, 2012 Warrant Six [Member]	Dec. 31, 2011 Warrant Six [Member] Minimum [Member]	Dec. 31, 2011 Warrant Six [Member] Maximum [Member]	Jun. 30, 2012 Warrant Seven [Member]	Dec. 31, 2011 Warrant Seven [Member]	Jun. 30, 2012 Warrant [Member]		Mar. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Dec. 31, 2005 Warrant [Member]		Jun. 30, 2012 Warrant [Member] Minimum [Member]	Jun. 30, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Stock Options One [Member]	Dec. 31, 2007 Stock Options One [Member]	Jun. 30, 2012 Stock Options One [Member]	Dec. 31, 2011 Stock Options Two [Member]	Dec. 31, 2008 Stock Options Two [Member]	Jun. 30, 2012 Stock Options Two [Member]	Dec. 31, 2008 Stock Options Two [Member] Minimum [Member]	Dec. 31, 2008 Stock Options Two [Member] Maximum [Member]	Dec. 31, 2009 Stock Options Three [Member]	Jun. 30, 2012 Stock Options Three [Member]	Dec. 31, 2011 Stock Options Three [Member]	Dec. 31, 2011 Stock Options Three [Member] Minimum [Member]	Dec. 31, 2009 Stock Options Three [Member] Minimum [Member]	Dec. 31, 2011 Stock Options Three [Member] Maximum [Member]	Dec. 31, 2009 Stock Options Three [Member] Maximum [Member]	Dec. 31, 2010 Stock Options Four [Member]	Jun. 30, 2012 Stock Options Four [Member]	Dec. 31, 2011 Stock Options Four [Member]	Dec. 31, 2011 Stock Options Four [Member] Minimum [Member]	Dec. 31, 2011 Stock Options Four [Member] Maximum [Member]	Dec. 31, 2011 Stock Options Five [Member]	Jun. 30, 2012 Stock Options Five [Member]	Jun. 30, 2012 Stock Options Six [Member]	Dec. 31, 2011 Stock Options Six [Member]	Jun. 30, 2012 Stock Option [Member]		Dec. 31, 2011 Stock Option [Member]		Dec. 31, 2010 Stock Option [Member]		Dec. 31, 2009 Stock Option [Member]		Dec. 31, 2008 Stock Option [Member]		Dec. 31, 2007 Stock Option [Member]		Dec. 31, 2006 Stock Option [Member]		Mar. 31, 2012 Stock Option [Member]		Dec. 31, 2005 Stock Option [Member]
Issued - Number of Shares								35,913			0		2,971,629							598,207							3,435,662							18,222,243				75,000		2,601,285	[1]	(87,500)	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]						5,985			1,243,292				105,000							2,060,000					2,000,618		0				2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Shares	4,263,042	4,263,042					35,913		200,000	71,826		71,826		8,657,746	2,771,629						2,328,572	2,328,572						500,000	500,000					631,429	631,429			1,333,333	5,333,334	27,752,439	[1]	26,321,154	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]			2,926,626		2,543,910	5,985		2,060,000				775,000	1,243,292						30,000	105,000			5,985	5,985		2,383,334	5,414,895	[1]	5,797,611	[2]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	5,797,611	[1]	17,956	[1]
Issued - Average Exercise Price			$ 0.0126	$ 0.102	$ 1.67	$ 0.336	$ 0.02	$ 0.02		$ 0.35	$ 0					$ 0.02	$ 0.02	$ 0.46	$ 0.46				$ 0.13	$ 0.13	$ 0.65	$ 0.65				$ 0.01	$ 0.01	$ 0.65	$ 0.65			$ 0.075	$ 0.25	$ 0.2		$ 0.15	[1]	$ 0.2	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]			$ 0.01	$ 1.67	$ 0	$ 1.67		$ 1.67			$ 0.01	$ 0.35				$ 0.01	$ 0.35	$ 0.35	$ 0.5	$ 0.15			$ 0.35	$ 0.5	$ 0.15		$ 0	$ 0.1	$ 0.01		$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.
[2]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details Textual) (USD $)	1 Months Ended							6 Months Ended		12 Months Ended				116 Months Ended	122 Months Ended	126 Months Ended			1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jul. 31, 2007	Mar. 31, 2007	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012	Oct. 08, 2012	Sep. 07, 2011	Jul. 22, 2010	Jan. 31, 2011 Convertible Notes One [Member]	Jan. 31, 2011 Convertible Notes Two [Member]	Jan. 31, 2011 Convertible Notes Three [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Weighted Average Remaining Life								2 years 6 months														2 years	3 years	3 years	3 years	2 years	2 years	2 years 6 months	6 years 6 months	6 years 6 months	10 years	10 years	6 years 6 months	6 years 6 months	7 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum								0.13%		0.13%	0.13%	0.13%	2.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum								2.97%		2.97%	2.97%	2.97%	4.50%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%		0.00%	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum								54.00%		54.00%	54.00%	54.00%	53.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum								68.00%		68.00%	68.00%	68.00%	66.00%
Issued - Average Exercise Price																									$ 0.0126			$ 0.102				$ 1.67			$ 0.336
Convertible Debt, Issuance Of Warrants							$ 100,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Volatility Description													The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach.
Amortization of debt discount	47,908		15,553		30,150	92,700	40,242	45,187	56,449	112,031	55,037			285,284	330,471
Debt Instrument Convertible Remaining Discount Amortization Period 1	24 months	24 months	18 months	22 months	24 months		5 years
Convertible Bridge Debt, Issuance Of Warrants						170,000	170,000
Debt Instrument, Maturity Date						Apr 30, 2008				Mar 31, 2012
Proceeds from Issuance of Debt		16,800	32,000	200,000	100,000										2,178,000				50,000	50,000	50,000
Warrants Issued During Period, Shares, In Connection With Convertible Debt	1,595,239	200,000	320,000	1,111,112	200,000
Equity Issuance Per Share Amount	$ 0.2	$ 0.084	$ 0.18	$ 0.46	$ 0.65					$ 1.67						$ 1.67
Warrants Issued During Period, Value, In Connection With Convertible Debt		7,232		96,613
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								0.38%				1.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								63.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								4,540,212		4,888,660				4,888,660	4,540,212
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price								$ 0.13		$ 0.13				$ 0.13	$ 0.13
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term 1								2 years 1 month 24 days		9 years 2 months 26 days
Stock-based registration payments								69,941	65,204	0	0			355,124	355,124
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Stock Options								39,491		130,123				130,123	39,491
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1										2 years
Issuance of common 10/23/02, $1.67/share (in shares)											4,552,862
Stockholders' Equity, Reverse Stock Split													"Under the terms of the Company''''s agreement with investors in the October 2008 financing, 1,920,000 shares of common stock were the maximum number of shares allocated to the Company''''s existing shareholders at the time of the offering (also referred to as the original shareholders or the ""Founders""). Since the total of the Company''''s fully diluted shares of common stock was greater than 1,920,000 shares, in order for the Company to proceed with the offering, the Board of Directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 1,920,000 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock split was performed, the number would have been a reverse stock split of 1-for-1.670705. On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of shares of common stock of 20,000,000 was proportionately divided by 1.2545 to arrive at 15,942,607. On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 15,942,607 was proportionately divided by 1.33177 to arrive at 11,970,994 shares and (ii) approved a resolution to increase the number of authorized shares of the Company''''s common stock from 11,970,994 to 40,000,000, which was approved by the Company''''s shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008."
Common stock, shares authorized		200,000,000						200,000,000		200,000,000	200,000,000			200,000,000	200,000,000		200,000,000	80,000,000
Allocated Share-based Compensation Expense										$ 1,937,638	$ 172,489

LOSS PER SHARE (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended		116 Months Ended	122 Months Ended
	Jun. 30, 2012	Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Numerator:
Net loss available in basic and diluted calculation	$ (2,135,775)	$ (388,106)		$ (2,849,142)		$ (864,819)	$ (4,486,879)	$ (1,352,709)	$ (11,868,956)	$ (14,718,098)
Denominator:
Weighted average common shares outstanding-basic	54,656,895	22,659,526		44,619,113		19,630,580	24,282,433	12,771,683	5,805,714	7,920,827
Effect of dilutive stock options and warrants (1)		0	[1]	0	[1]		0	0	0
Weighted average common shares outstanding-diluted	54,656,895	22,659,526		44,619,113		19,630,580	24,282,433	12,771,683	5,805,714	7,920,827
Loss per common share-basic and diluted	$ (0.04)	$ (0.02)		$ (0.06)		$ (0.04)	$ (0.18)	$ (0.11)	$ (2.04)	$ (1.86)

[1]	The number of shares underlying options and warrants outstanding as of June 30, 2012 and June 30, 2011 are 32,408,692 and 24,679,688 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

LOSS PER SHARE (Details Textual)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Options and Warrants Outstanding	32,408,692	32,679,862	24,679,688	14,169,143

INCOME TAXES (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Asset:
Net Operating Loss	$ 3,290,000	$ 2,626,000	$ 1,579,000
Other	57,000	49,000	56,000
Total Deferred Tax Asset	3,347,000	2,675,000	1,635,000
Less Valuation Allowance	3,347,000	2,675,000	1,635,000
Net Deferred Income Taxes	$ 0	$ 0	$ 0

INCOME TAXES (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Valuation Allowance Percentage	100.00%	100.00%
Operating Loss Carryforwards	$ 14,104,000	$ 11,254,000

CONVERTIBLE DEBENTURE (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Convertible Debt		$ 533,000		$ 605,000
Debt Instrument, Convertible, Terms of Conversion Feature		lower of $0.90
Debt Instrument, Convertible, Conversion Price		$ 0.35	$ 0.065
Debt Instrument, Maturity Date	Apr 30, 2008	Mar 31, 2012
Andcor Companies Inc [Member]
Convertible Debt		$ 10,000
Debt Instrument, Interest Rate, Stated Percentage		10.25%

NOTES PAYABLE (Details Textual) (USD $)	Oct. 08, 2012	Aug. 31, 2012	Aug. 13, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Dr Herschkowitz [Member]	Dec. 20, 2011 Dr Herschkowitz [Member]
Notes Payable Due Date						Jun 20, 2012
Convertible Note Percentage						20.00%
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.				$ 100,000	$ 98,659		$ 225,000
Common Stock, Shares, Issued	98,603,584	1,166,667	67,316,108		32,074,000		1,546,667
Stock Transferred On Default Of Note						7,500,000

LONG-TERM DEBT (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Total	$ 698,100		$ 1,450,714		$ 1,063,056
Less amount due within one year	608,800	[1]	820,561	[1]	66,267
Long-Term Debt	89,300		630,153		1,006,789
Note Payable To Bank [Member]
Total			0		10,267
Note Payable To Individuals [Member]
Total	100,000		98,659		90,610
Note Payable Issued One [Member]
Total	100,000		100,000		87,640
Note Payable Issued Two [Member]
Total	0		100,000		100,000
Note Payable Issued Three [Member]
Total	200,000		185,069		132,371
Note Payable Issued Four [Member]
Total	0		63,000		50,000
Note Payable Issued Five [Member]
Total	0		37,500		0
Note Payable Issued Six [Member]
Total	100,000		100,000		100,000
Note Payable Issued Seven [Member]
Total	16,800		11,840		9,571
Note Payable Issued Eight [Member]
Total	0		457,300		457,300
Note Payable Issued Nine [Member]
Total	32,000		32,000		19,298
Note Payable Issued Ten [Member]
Total	50,000		126,046		0
Note Payable Issued Eleven [Member]
Total	89,300		89,300		0
Note Payable Issued Twelve [Member]
Total	10,000		10,000
Note Payable Issued Thirteen [Member]
Total			50,000		0
Note Payable Issued Fourteen [Member]
Total			0		6,000
Convertible Notes Payable [Member]
Total	$ 0		$ 50,000		$ 0

[1]	The short-term notes have all matured except for the $16,800 that matures in December 2012. The Company is currently negotiating with the note holders.

LONG-TERM DEBT (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
2012		$ 1,084,300
2013	1,206,082	100,000
2014	0	457,300
2015	$ 89,300	$ 89,300

LONG-TERM DEBT (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2007	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Jun. 30, 2012 Note Payable Issued One [Member]	Dec. 31, 2011 Note Payable Issued One [Member]	Dec. 31, 2010 Note Payable Issued One [Member]	Dec. 31, 2011 Note Payable To Individuals [Member]	Jun. 30, 2012 Note Payable Issued Two [Member]	Dec. 31, 2011 Note Payable Issued Two [Member]	Jun. 30, 2012 Note Payable Issued Three [Member]	Dec. 31, 2011 Note Payable Issued Three [Member]	Dec. 31, 2010 Note Payable Issued Three [Member]	Jun. 30, 2012 Note Payable Issued Four [Member]	Dec. 31, 2011 Note Payable Issued Four [Member]	Jun. 30, 2012 Note Payable Issued Five [Member]	Dec. 31, 2011 Note Payable Issued Five [Member]	Jun. 30, 2012 Note Payable Issued Six [Member]	Dec. 31, 2011 Note Payable Issued Six [Member]	Jun. 30, 2012 Note Payable Issued Seven [Member]	Dec. 31, 2011 Note Payable Issued Seven [Member]	Dec. 31, 2010 Note Payable Issued Seven [Member]	Jun. 30, 2012 Note Payable Issued Eight [Member]	Dec. 31, 2011 Note Payable Issued Eight [Member]	Jun. 30, 2012 Note Payable Issued Nine [Member]	Dec. 31, 2011 Note Payable Issued Nine [Member]	Dec. 31, 2010 Note Payable Issued Nine [Member]	Jun. 30, 2012 Note Payable Issued Ten [Member]	Dec. 31, 2011 Note Payable Issued Ten [Member]	Jun. 30, 2012 Note Payable Issued Ten [Member] Minimum [Member]	Dec. 31, 2011 Note Payable Issued Ten [Member] Minimum [Member]	Jun. 30, 2012 Note Payable Issued Ten [Member] Maximum [Member]	Dec. 31, 2011 Note Payable Issued Ten [Member] Maximum [Member]	Jun. 30, 2012 Note Payable Issued Eleven [Member]	Dec. 31, 2011 Note Payable Issued Eleven [Member]	Jun. 30, 2011 Note Payable Issued Thirteen [Member]	Mar. 31, 2011 Note Payable Issued Thirteen [Member]	Dec. 31, 2011 Note Payable Issued Thirteen [Member]	Dec. 31, 2011 Note Payable Issued Fourteen [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2011 Note Payable To Bank [Member]
Debt Instrument, Unamortized Discount			$ 0	$ 1,341	$ 9,390			$ 0	$ 12,360				$ 0	$ 14,931	$ 67,629							$ 0	$ 4,960	$ 7,229			$ 0	$ 0	$ 12,702	$ 0	$ 23,954
Debt Instrument, Interest Rate During Period			12.00%	12.00%		10.25%	8.00%	8.00%		50.00%	8.00%	8.00%	12.00%	50.00%		8.00%	60.00%	8.00%	8.00%	10.00%	10.00%	12.00%	10.00%		6.00%	6.00%	12.00%	12.00%		10.00%	6.00%					6.00%	6.00%			8.00%	10.00%	8.00%	8.00%	3.25%
Convertible Notes Converted Into Common Stock			285,715	285,715
Convertible Notes, Conversion Price			$ 0.35	$ 0.35			$ 0.35	$ 0.35					$ 0.18	$ 0.18						$ 0.18	$ 0.18	$ 0.84	$ 0.84			$ 0.15	$ 0.18	$ 0.18			$ 0.15	$ 0.084	$ 0.084	$ 0.1	$ 0.1	$ 0.15	$ 0.15
Debt Instrument, Payment Terms																														24 month	24 month
Debt Instrument, Maturity Date	Apr 30, 2008			Mar 31, 2012			Mar 31, 2012				Mar 31, 2012		Mar 31, 2012				Jun 14, 2012	Apr 16, 2012	Apr 16, 2012	Mar 15, 2012	Mar 15, 2012	Dec 23, 2012	Dec 23, 2012			Dec 31, 2014	Dec 23, 2012	Mar 30, 2012			Dec 31, 2014					Jan 1, 2015	Dec 31, 2014			May 4, 2011	Apr 30, 2011		Aug 21, 2012
Debt, Weighted Average Interest Rate												50.00%					55.00%		60.00%																					50.00%				2.00%
Interest Paid		116	0	280	967																																	30,000	20,000
Short Term Notes Not Yet Matured			16,800
Monthly Installment																																												$ 1,275

RENT OBLIGATION (Details) (USD $)	Dec. 31, 2011
2012	$ 31,000
2013	$ 26,000

RENT OBLIGATION (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Lease Period Extended	five years		five years
Operating Leases, Rent Expense	$ 26,084	$ 24,293	$ 49,975	$ 49,863

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details) (USD $)	6 Months Ended	12 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 02, 2009	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Stock price	$ 0.35					$ 0.35	$ 0.08	$ 0.08		$ 0.08	$ 0.08	$ 0.08		$ 0.5	$ 0.5		$ 0.5	$ 0.5	$ 0.5
Exercise price	$ 0.46					$ 0.46	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.65	$ 0.65		$ 0.65	$ 0.65	$ 0.65
Expected life	2 years 6 months						2 years	3 years	3 years	3 years	2 years	2 years	2 years 6 months	6 years 6 months	6 years 6 months	10 years	10 years	6 years 6 months	6 years 6 months	7 years 6 months
Expected volatility - Minimum	54.00%	54.00%	54.00%	54.00%	53.00%
Expected volatility - Maximum	68.00%	68.00%	68.00%	68.00%	66.00%
Assumed dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate - Minimum	0.13%	0.13%	0.13%	0.13%	2.00%
Risk-free interest rate - Maximum	2.97%	2.97%	2.97%	2.97%	4.50%

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details 1) (USD $)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock and Warrants Issued During Period Value Preferred Stock and Warrants	$ 31,506	$ 31,332	$ 25,553	$ 12,698	$ 39,743	$ 169,854	$ 790,596	$ 702,205	$ 479,910
Annual Gain (Loss)				617	(738)	20,847	(369,642)		(390,368)
Value At 2009 [Member]
Adjustments to Additional Paid in Capital, Warrant Issued				12,081	40,481	149,007	1,071,847	1,071,847	870,278
Value At 2010 [Member]
Adjustments to Additional Paid in Capital, Warrant Issued	10,615	592	539	28	62	1,604	14,946		1,506
Value At 2011 [Member]
Adjustments to Additional Paid in Capital, Warrant Issued	54,775	6,714	6,109	752	1,624	6,293	166,063		89,796
Value At 2012 [Member]
Adjustments to Additional Paid in Capital, Warrant Issued	53,357	3,467	2,900	196	16	0	106,466		46,530
Gain Loss 2010 [Member]
Annual Gain (Loss)	20,891	30,740	25,014	12,053	40,419	147,403	1,145,292		868,772
Gain Loss 2011 [Member]
Annual Gain (Loss)	(44,160)	(6,122)	(5,571)	(724)	(1,562)	(4,689)	(151,118)		(88,290)
Gain Loss 2012 [Member]
Annual Gain (Loss)	$ 1,418	$ 3,247	$ 3,209	$ 556	$ 1,068	$ 6,293	$ 59,597		$ 43,266

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details Textual) (USD $)	6 Months Ended	12 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 02, 2009	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Warrants Not Settleable In Cash, Fair Value Disclosure						$ 479,910
Additional Paid in Capital						486,564
Retained Earnings (Accumulated Deficit)						6,654
Total Current Liabilities	$ 2,447,489	$ 2,353,268	$ 1,333,694			$ 479,910
Weighted Average Remaining Life	2 years 6 months						2 years	3 years	3 years	3 years	2 years	2 years	2 years 6 months	6 years 6 months	6 years 6 months	10 years	10 years	6 years 6 months	6 years 6 months	7 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	63.00%
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsExercisePrice	$ 0.46					$ 0.46	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.65	$ 0.65		$ 0.65	$ 0.65	$ 0.65
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPrice	$ 0.35					$ 0.35	$ 0.08	$ 0.08		$ 0.08	$ 0.08	$ 0.08		$ 0.5	$ 0.5		$ 0.5	$ 0.5	$ 0.5
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.38%			1.37%
Reduction In Stock Price								$ 0.22							$ 0.5

RELATED PARTY (Details Textual ) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	124 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Aug. 13, 2012	Mar. 28, 2012
Proceeds from Issuance or Sale of Equity		$ 3,000,000
Increase In Additional Capital			3,000,000
Related Party Transaction, Due from (to) Related Party		2,000	2,000
Accounts Payable, Related Parties		6,000	6,000
Converible Note Percentage		20.00%			20.00%
Converible Note Principal Amount		240,000			600,000
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.		100,000	100,000	98,659
Debt Instrument, Convertible, Effective Interest Rate		24.00%		24.00%
Advance Under Note				84,657
Cash Advance Net Of Interest				60,000		60,000
Debt Instrument, Convertible, Conversion Price		$ 0.065	$ 0.065	$ 0.35
Stock Issued During Period, Value, Conversion of Units		600,000
Stock Issued During Period, Shares, Other		1,546,667
Stock Transferred During Period	7,500,000
Shares Issued Related Party Transactions One			277,778
Price Per Share Related Party Transactions			$ 0.09
Warrants Shares Related Party Transactions			30,000
Warrants Price Per Share Related Party Transactions			$ 0.15
Shares Issued Related Party Transactions Two			4,615,385
Accounts Payable, Related Parties, Current				12,000
Share Price					$ 0.07
First Advance [Member]
Advance Under Note				300,000		300,000
Second Advance [Member]
Advance Under Note						84,657
Related Party [Member]
Related Party Transaction, Due from (to) Related Party		46,000	46,000
Amuel Herschkowitz [Member]
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.		240,000	240,000
Sok Partners [Member]
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.		357,282	357,282
Advance Under Note		300,000	300,000
Stock Issued During Period, Shares, Conversion of Units		4,615,385
Morawetz [Member]
Shares issued upon exercise of a management stock option (in shares)				75,000
Share Price				$ 0.35
Gadbaw [Member]
Shares issued upon exercise of a management stock option (in shares)				160,000
Share Price				$ 0.35
Board Of Directors Chairman [Member]
Payments Made To Officers One		25,000
Stock Option Shares Related Party Transactions		160,000
Stock Option Price Per Share Related Party Transactions		$ 0.35
Director [Member]
Payments Made To Officers Two		$ 30,000
Stock Option Shares Related Party Transactions		75,000
Stock Option Price Per Share Related Party Transactions		$ 0.35